UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24027

Russell Investments Exchange Traded Funds
(Exact name of registrant as specified in charter)
401 Union Street, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
401 Union Street
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           September 30
Date of reporting period:        May 13, 2025 to September 30, 2025

Item 1. Reports to Stockholders

U.S. Small Cap Equity Active ETFFootnote Reference(a)

RUSC

NASDAQ

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Active ETF for the period of May 13, 2025 to September 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Active ETF	$26Footnote Reference(b)	0.64%Footnote Reference(b)

How did the Fund perform last year and what affected its performance?

  Since its inception on May 13, 2025 through September 30, 2025, the U.S. Small Cap Equity Active ETF (the “Fund”) underperformed the Russell 2000® Index. The relative underperformance was primarily driven by stock selection and an underweight to the highest volatility and lowest quality names.

  Within sectors, stock selection within industrials (electrical equipment, ground transportation), information technology (semiconductors, information technology services), and materials (chemicals, metals & mining) was challenging while stock selection in healthcare (equipment & supplies, providers & services) and consumer discretionary (hotels, restaurants & leisure, specialty retail) contributed positively to performance.

  From a style perspective, exposure to the higher quality and lower volatility parts of the market dragged on performance as the Federal Reserve’s renewed rate-cutting cycle and stronger earnings reinforced investors’ risk-on sentiment alongside the broader artificial intelligence theme.

  Among money manager strategies, money managers with exposure to higher volatility names outperformed (Boston Partners Global Investors, Inc., Calamos Advisors LLC, Lord Abbett & Co. LLC, Penn Capital Management, LLC) while money managers with more defensive positioning (higher quality and lower volatility bias), such as DePrince, Race & Zollo, Inc., Ranger Investment Management, L.P., Jacobs Levy Equity Management, Inc. and Copeland Capital Management, LLC, underperformed during the period.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	U.S. Small Cap Equity Active ETF	Russell 3000® Index	Russell 2000® Index
5/13/2025	10,000	10,000	10,000
2025	11,364	11,404	11,658

Annual Fund Performance*

Since Inception
U.S. Small Cap Equity Active ETF	13.64%
Russell 3000® Index	14.04%
Russell 2000® Index	16.58%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$39,914
Total Number of Portfolio Holdings	497
Total Advisory Fees Paid (thousands)	$68
Portfolio Turnover Rate	30%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Short-Term Investments	0.4%
Common Stocks	99.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	21.1%
Producer Durables	17.7%
Health Care	16.4%
Technology	15.1%
Consumer Discretionary	12.8%
Materials and Processing	7.4%
Energy	3.7%
Utilities	3.3%
Consumer Staples	2.1%
Other	0.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Effective October 1, 2025, the U.S. Small Cap Equity Active ETF was renamed the Russell Investments U.S. Small Cap Equity ETF.
Footnote(b)	Expenses are only for the period since inception and would be higher for a full reporting period.

U.S. Small Cap Equity Active ETFFootnote Reference(a)

RUSC

Annual Shareholder Report

NASDAQ

September 30, 2025

International Developed Equity Active ETFFootnote Reference(a)

RINT

NASDAQ

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about International Developed Equity Active ETF for the period of May 13, 2025 to September 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Equity Active ETF	$20Footnote Reference(b)	0.49%Footnote Reference(b)

How did the Fund perform last year and what affected its performance?

  Since its inception on May 13, 2025 through September 30, 2025, the International Developed Equity Active ETF (the “Fund”) underperformed the MSCI World ex USA Index (Net).

  Stock selection within industrials (overweight Daimler Truck Holding AG) and materials (overweight Symrise AG) detracted from performance. The off-benchmark allocation to Taiwan Semiconductor Manufacturing Company Limited, Tencent Holdings, Ltd., and Alibaba Group Holding, Ltd. were top contributors of performance over the period.

  Sector bets did not have a meaningful impact on performance. An underweight to consumer staples and overweight to materials added value but was offset by an underweight to financials.

  Among money manager strategies, Pzena Investment Management, LLC and Wellington Management Company LLP were top performers driven by strong stock selection within European financials and off-benchmark positions in artificial intelligence stocks such as Alibaba Group Holding, Ltd., Baidu, Inc., and Samsung Electronics Co., Ltd. Money managers with tilts towards high-quality stocks lagged over the period, driven by unrewarded positions within the financials and health care sectors.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	International Developed Equity Active ETF	MSCI World ex USA Index (Net)
5/13/2025	10,000	10,000
2025	11,044	11,097

Annual Fund Performance*

Since Inception
International Developed Equity Active ETF	10.44%
MSCI World ex USA Index (Net)	10.97%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$102,984
Total Number of Portfolio Holdings	349
Total Advisory Fees Paid (thousands)	$145
Portfolio Turnover Rate	28%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	0.5%
Preferred Stocks	0.6%
Common Stocks	98.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.7%
United Kingdom	10.2%
France	9.5%
Germany	9.2%
United States	9.1%
Canada	8.4%
Netherlands	5.0%
Switzerland	4.0%
Italy	3.1%
Australia	3.0%
Other Common Stocks	20.6%
Other	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Effective October 1, 2025, the International Developed Equity Active ETF was renamed the Russell Investments International Developed Equity ETF.
Footnote(b)	Expenses are only for the period since inception and would be higher for a full reporting period.

International Developed Equity Active ETFFootnote Reference(a)

RINT

Annual Shareholder Report

NASDAQ

September 30, 2025

Global Equity Active ETFFootnote Reference(a)

RGLO

NASDAQ

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Global Equity Active ETF for the period of May 29, 2025 to September 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Equity Active ETF	$18Footnote Reference(b)	0.49%Footnote Reference(b)

How did the Fund perform last year and what affected its performance?

  Since its inception on May 29, 2025 through September 30, 2025, the Global Equity Active ETF (the “Fund”) outperformed the MSCI World Index (Net).

  Stock selection within financials, particularly an overweight to banks, and within industrials and information technology were top contributors to performance.

  Sector bets were unrewarded over the period. An underweight to information technology and overweight to health care detracted from performance. Specifically, underweights to Oracle Corp. and Palantir Technologies, Inc. negatively impacted performance, as both companies delivered strong returns supported by continued artificial intelligence (“AI”) momentum.

  Among money manager strategies, Sanders Capital, LLC and Wellington Management Company, LLP were top performers driven by strong stock selection within European financials and off-benchmark positions in AI stocks such as TSMC Arizona Corp., Alphabet, Inc., Baidu, Inc., Seagate Technology Holdings PLC, and Samsung Electronics Co., Ltd. Money managers with tilts towards high-quality stocks lagged over the period, driven by unrewarded positions within the health care sector.

  Equity index futures are used in the Fund to target and control fund-level exposures and these instruments performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Global Equity Active ETF	MSCI World Index (Net)
5/29/2025	10,000	10,000
2025	11,227	11,194

Annual Fund Performance*

Since Inception
Global Equity Active ETF	12.27%
MSCI World Index (Net)	11.94%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$230,747
Total Number of Portfolio Holdings	429
Total Advisory Fees Paid (thousands)	$325
Portfolio Turnover Rate	24%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.0%
Preferred Stocks	0.3%
Short-Term Investments	1.2%
Common Stocks	97.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	61.6%
Japan	5.8%
United Kingdom	4.3%
France	3.5%
Netherlands	2.5%
Switzerland	1.8%
Germany	1.8%
Taiwan	1.7%
Denmark	1.4%
Canada	1.3%
Other Common Stocks	11.8%
Other	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Effective October 1, 2025, the Global Equity Active ETF was renamed the Russell Investments Global Equity ETF.
Footnote(b)	Expenses are only for the period since inception and would be higher for a full reporting period.

Global Equity Active ETFFootnote Reference(a)

RGLO

Annual Shareholder Report

NASDAQ

September 30, 2025

Emerging Markets Equity Active ETFFootnote Reference(a)

REMG

NASDAQ

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Emerging Markets Equity Active ETF for the period of May 29, 2025 to September 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Emerging Markets Equity Active ETF	$24Footnote Reference(b)	0.64%Footnote Reference(b)

How did the Fund perform last year and what affected its performance?

  Since its inception on May 29, 2025 through September 30, 2025, the Emerging Markets Equity Active ETF (the “Fund”) outperformed the MSCI Emerging Markets Index (Net). The relative outperformance was primarily driven by strong stock selection and favorable country allocation.

  From country perspective, an underweight allocation to India, particularly within software consulting and financials, was a key contributor. Stock selection within India was also positive despite the overall market underperforming as India’s trade relations with the U.S. deteriorated, weighing on investor sentiment. Stock selection within South Africa (overweight AngloGold Ashanti PLC, Sibanye Stillwater, Ltd.) and Taiwan was also beneficial, however an underweight allocation to Taiwan limited the overall gains. Stock selection within China and Hong Kong and Brazil were further detractors to relative returns.

  Within sectors, stock selection within financials (underweight banks) and materials across regions and in particular companies related to gold (overweight AngloGold Ashanti PLC in South Africa, Fresnillo PLC in UK) were positive, as prices of gold and other metals continued to climb. Stock picks within industrials also added to relative returns, while stock selection within consumer discretionary (across China and Hong Kong, Brazil) was challenged.

  From a style perspective, exposure to momentum and pro-cyclical parts of the market was favorable while a tilt away from large cap was a headwind.

  Among money manager strategies, Oaktree Fund Advisors, LLC was a strong performer primarily due to their overweight exposure to as well as strong stock selection within China. Value money managers (Barrow, Hanley, Mewhinney & Strauss, LLC and Pzena Investment Management, LLC) also performed well despite style headwinds, while growth money managers (Axiom Investors LLC and Sands Capital Management, LLC) underperformed predominately due to their underweight exposure to China. Systematic money manager Numeric Investors LLC performed roughly in line with the benchmark.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Emerging Markets Equity Active ETF	MSCI Emerging Markets Index (Net)
5/29/2025	10,000	10,000
2025	11,675	11,603

Annual Fund Performance*

Since Inception
Emerging Markets Equity Active ETF	16.75%
MSCI Emerging Markets Index (Net)	16.03%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$68,334
Total Number of Portfolio Holdings	365
Total Advisory Fees Paid (thousands)	$131
Portfolio Turnover Rate	15%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	0.1%
Common Stocks	99.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	30.1%
Taiwan	16.3%
South Korea	12.8%
India	12.5%
Brazil	6.2%
South Africa	2.5%
Saudi Arabia	2.2%
Mexico	2.1%
Thailand	2.1%
Hong Kong	1.5%
Other Common Stocks	11.2%
Other	0.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Effective October 1, 2025, the Emerging Markets Equity Active ETF was renamed the Russell Investments Emerging Markets Equity ETF.
Footnote(b)	Expenses are only for the period since inception and would be higher for a full reporting period.

Emerging Markets Equity Active ETFFootnote Reference(a)

REMG

Annual Shareholder Report

NASDAQ

September 30, 2025

Global Infrastructure Active ETFFootnote Reference(a)

RIFR

NASDAQ

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Global Infrastructure Active ETF for the period of May 13, 2025 to September 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Infrastructure Active ETF	$23Footnote Reference(b)	0.59%Footnote Reference(b)

How did the Fund perform last year and what affected its performance?

  Since its inception on May 13, 2025 through September 30, 2025, the Global Infrastructure Active ETF (the “Fund”) underperformed the FTSE Developed Core Infrastructure 50/50 Index (Net).

  Underperformance was primarily driven by negative security selection among midstream energy names, particularly North American oil and gas pipeline operators, which experienced a wide dispersion in returns. An overweight position in toll roads also had a negative impact, given weaker performance results among European and Australian road operators. In an environment of growing demand for electricity, off-benchmark exposure to independent power producers and energy traders, along with positive stock selection among multi-utilities, contributed positively.

  Among money manager strategies, Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited was the best-performing money manager, outperforming versus the benchmark. Positive security selection within the utilities and energy categories and an underweight to cellular towers were beneficial.

  First Sentier Investors (Australia) IM Ltd underperformed versus the benchmark. An overweight to toll roads and negative security selection in North American midstream energy and passenger rail detracted, while positive selection in freight rail, electric utilities, and airports added value.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Global Infrastructure Active ETF	MSCI World Index (Net)	FTSE Developed Core Infrastructure 50/50 Index (Net)
5/13/2025	10,000	10,000	10,000
2025	10,687	11,323	10,802

Annual Fund Performance*

Since Inception
Global Infrastructure Active ETF	6.87%
MSCI World Index (Net)	13.23%
FTSE Developed Core Infrastructure 50/50 Index (Net)	8.02%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$21,005
Total Number of Portfolio Holdings	63
Total Advisory Fees Paid (thousands)	$33
Portfolio Turnover Rate	24%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	0.3%
Common Stocks	99.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.1%
Australia	6.7%
Canada	5.7%
United Kingdom	5.5%
Spain	4.8%
France	3.8%
Japan	3.4%
Switzerland	1.7%
Italy	1.5%
New Zealand	1.3%
Other Common Stocks	2.0%
Other	0.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	Effective October 1, 2025, the Global Infrastructure Active ETF was renamed the Russell Investments Global Infrastructure ETF.
Footnote(b)	Expenses are only for the period since inception and would be higher for a full reporting period.

Global Infrastructure Active ETFFootnote Reference(a)

RIFR

Annual Shareholder Report

NASDAQ

September 30, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”). There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed since inception for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for this fiscal year were as follows:

2025    $173,100

Audit-Related Fees

(b) The aggregate fees billed since inception for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2025    $37,500                                   Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed since inception for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2025    $52,500                                   Tax services

All Other Fees

(d) The aggregate fees billed since inception for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2025    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Russell Investments Exchange Traded Funds
Russell Investments New Economy Infrastructure Fund
Russell Investments Strategic Credit Fund
(each an “Investment Company”)

Audit and Non-Audit Services Pre-Approval Policy
Effective Date: April 1, 2025

I.        Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the Audit Committee (the “Audit Committee”) of each Investment Company to apply to any and all engagements of the independent auditor with: (1) an Investment Company for audit and permissible non-audit services and (2) the Investment Company’s adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Investment Company’s operations or financial reporting (“fund-related services”) 1. The term “Funds” shall collectively refer to each series of an Investment Company that is a series company and to each Investment Company that is not a series company.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a) Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
(b) Results in the auditor acting as management or an employee of the audit client;
(c) Places the auditor in the position of auditing its own work; or
(d) Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee. 2 As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A or Form N-2, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.      Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.     Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.      All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

(a) Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b) Financial information system design and implementation
(c) Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d) Actuarial services
(e) Internal audit outsourcing services
(f) Management functions
(g) Human resources services
(h) Broker-dealer, investment adviser or investment banking services
(i) Legal services unrelated to the audit
(j) Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.      De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid the Investment Company to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by the Investment Company and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.       Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “Investment Company Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of the Investment Company will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of the Investment Company.

XI.       Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and the Investment Company, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1      Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2      As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant since inception of the registrant were as follows:
2025   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investments Exchange Traded Funds
SEPTEMBER 30, 2025
vv
Effective October 1, 2025, the U.S. Small Cap Equity Active ETF was renamed the Russell Investments U.S. Small Cap Equity ETF.
Effective October 1, 2025, the International Developed Equity Active ETF was renamed the Russell Investments International Developed Equity ETF.
Effective October 1, 2025, the Global Equity Active ETF was renamed the Russell Investments Global Equity ETF.
Effective October 1, 2025, the Emerging Markets Equity Active ETF was renamed the Russell Investments Emerging Markets Equity ETF.
Effective October 1, 2025, the Global Infrastructure Active ETF was renamed the Russell Investment s Global Infrastructure ETF.
FUND
U.S. Small Cap Equity Active ETF
International Developed Equity Active ETF
Global Equity Active ETF
Emerging Markets Equity Active ETF
Global Infrastructure Active ETF

Russell Investments
Exchange Traded Funds
Russell Investments Exchange
Traded Funds is a series
investment company with five
different investment portfolios
referred to as Funds. These
financial statements report on
each of these Funds.

Page
U.S. Small Cap Equity Active ETF (Form N-CSR Item 7) 3
International Developed Equity Active ETF (Form N-CSR Item 7) 14
Global Equity Active ETF (Form N-CSR Item 7) 27
Emerging Markets Equity Active ETF (Form N-CSR Item 7) 44
Global Infrastructure Active ETF (Form N-CSR Item 7) 58
Notes to Schedules of Investments (Form N-CSR Item 7) 68
Notes to Financial Highlights (Form N-CSR Item 7) 69
Notes to Financial Statements (Form N-CSR Item 7) 70
Report of Independent Registered Public Accounting Firm 81
Tax Information 83
Affiliated Brokerage Transactions (Form N-CSR Item 7) 84
Basis for Approval of Investment Advisory Agreements (Form N-CSR Item 11)
85
Adviser, Money Managers and Service Providers 89
Russell Investments Exchange Traded Funds
Annual Financial Statements and Other Information
September 30, 2025
Table of Contents

Russell Investments Exchange Traded Funds
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Russell Investments Exchange Traded Funds are distributed by Foreside Fund Services, LLC.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investments Exchange Traded Funds is available by visiting https://russellinvestments.com/us/etf-center/performance-pricing.

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Active ETF 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.6%
Consumer Discretionary - 12.8%
Academy Sports & Outdoors, Inc. 1,252 63
Adtalem Global Education, Inc.(Æ) 635 98
Advance Auto Parts, Inc. 1,621 100
Advanced Energy Industries, Inc. 598 102
American Eagle Outfitters, Inc. 8,832 150
API Group Corp.(Æ) 1,515 52
Atmus Filtration Technologies, Inc. 2,976 134
Axon Enterprise, Inc.(Æ) 42 30
Boot Barn Holdings, Inc.(Æ) 638 106
Brilliant Earth Group, Inc. Class A 23,127 48
Brunswick Corp. 1,477 93
Cadre Holdings, Inc. 1,754 64
Caleres , Inc. 5,429 71
Cavco Industries, Inc.(Æ) 171 99
Celestica, Inc.(Æ) 119 29
Dana Holding Corp. 4,640 93
Douglas Dynamics, Inc. 2,622 82
Driven Brands Holdings, Inc.(Æ) 2,766 45
First Watch Restaurant Group, Inc.(Æ) 7,320 114
FirstCash Holdings, Inc. 494 78
Five Below, Inc.(Æ) 585 90
Genesco, Inc.(Æ) 3,005 87
Genius Sports, Ltd.(Æ) 9,145 113
G-III Apparel Group, Ltd.(Æ) 2,494 66
Golden Entertainment, Inc. 2,638 62
Gray Media, Inc. 22,729 131
Green Brick Partners, Inc.(Æ) 1,037 77
Haverty Furniture Cos., Inc. 3,187 70
Karman Holdings, Inc.(Æ) 1,155 83
Kura Sushi USA, Inc. Class A(Æ) 868 52
Lear Corp. 693 70
Legacy Education, Inc.(Æ) 5,426 52
Leonardo DRS, Inc. 800 36
Liberty Latin America, Ltd. Class C(Æ) 12,261 103
Life Time Group Holdings, Inc.(Æ) 2,614 72
Lincoln Educational Services Corp.(Æ) 2,831 67
Magnite , Inc.(Æ) 4,654 101
Marriott Vacations Worldwide Corp. 1,013 67
Matthews International Corp. Class A 2,717 66
Meritage Homes Corp. 659 48
Newell Brands, Inc. 10,900 57
Nexstar Media Group, Inc. Class A 363 72
OneSpaWorld Holdings, Ltd. 5,372 114
Papa John's International, Inc. 2,257 109
Patrick Industries, Inc. 593 61
Potbelly Corp.(Æ) 2,046 35
PriceSmart , Inc. 553 67
QuinStreet , Inc.(Æ) 3,473 54
Reservoir Media, Inc.(Æ) 6,264 51
Rush Street Interactive, Inc.(Æ) 7,164 147
Scholastic Corp. 2,226 61
SharkNinja , Inc.(Æ) 296 31
Signet Jewelers, Ltd. 910 87
Sonic Automotive, Inc. Class A 626 48
Strata Critical Medical, Inc.(Æ) 16,924 86
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stride, Inc.(Æ) 493 73
Super Group SGHC, Ltd. 5,909 78
Taylor Morrison Home Corp. Class A(Æ) 1,587 105
Texas Roadhouse, Inc. Class A 123 20
Thor Industries, Inc. 634 66
Tri Pointe Homes, Inc.(Æ) 2,465 84
United Parks & Resorts, Inc.(Æ) 1,279 66
Wingstop , Inc. 255 64
Winmark Corp. 116 58
Winnebago Industries, Inc. 3,110 104
Wolverine World Wide, Inc. 3,993 110
Wyndham Hotels & Resorts, Inc. 533 43
5,115
Consumer Staples - 2.1%
Beauty Health Co. (The)(Æ) 33,173 66
Calavo Growers, Inc. 3,443 89
Chefs' Warehouse, Inc. (The)(Æ) 1,036 60
J & J Snack Foods Corp. 305 29
Marzetti Co.(The) 353 61
National Vision Holdings, Inc.(Æ) 3,920 115
Nomad Foods, Ltd. 764 10
Quanex Building Products Corp. 2,765 39
Sprouts Farmers Market, Inc.(Æ) 236 26
Utz Brands, Inc. 4,354 53
Vita Coco Co., Inc. (The)(Æ) 2,012 85
Vital Farms, Inc.(Æ) 1,850 76
Warby Parker, Inc. Class A(Æ) 3,143 87
WD-40 Co. 312 62
858
Energy - 3.7%
Aris Water Solutions, Inc. Class A 3,373 83
Delek US Holdings, Inc. 873 28
DNOW, Inc.(Æ) 3,970 61
HF Sinclair Corp. 1,359 71
Liberty Energy, Inc. Class A 3,752 46
Matador Resources Co. 1,110 50
Matrix Service Co.(Æ) 3,743 49
National Energy Services Reunited Corp.
(Æ) 11,916 122
NPK International, Inc.(Æ) 16,429 187
Oceaneering International, Inc.(Æ) 3,803 94
Patterson-UTI Energy, Inc. 10,072 52
Select Water Solutions, Inc. Class A 17,137 184
SM Energy Co. 2,253 56
Solaris Energy Infrastructure, Inc. Class A 2,489 99
TechnipFMC PLC 2,084 82
TETRA Technologies, Inc.(Æ) 16,201 93
Warrior Met Coal, Inc. 943 60
World Kinect Corp. 1,647 43
1,460
Financial Services - 21.1%
Air Lease Corp. Class A 1,401 89
Ally Financial, Inc. 2,265 89

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
4 U.S. Small Cap Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alpine Income Property Trust, Inc.(ö) 4,206 60
Americold Realty Trust, Inc.(ö) 2,392 29
Ameris Bancorp 946 69
Atlanticus Holdings Corp.(Æ) 1,062 62
Axis Capital Holdings, Ltd. 876 84
Banc of California, Inc. 4,721 78
Banco Latinoamericano de Comercio
Exterior SA Class E 1,441 66
Bank of NT Butterfield & Son, Ltd. (The) 1,087 47
Bank7 Corp. 1,179 55
BankUnited , Inc. 1,709 65
BGC Group, Inc. Class A 9,471 90
Bread Financial Holdings, Inc. 1,393 78
Brixmor Property Group, Inc.(ö) 2,452 68
Broadstone Net Lease, Inc.(ö) 4,044 72
Business First Bancshares, Inc. 4,232 100
Cadence Bank 2,116 79
Camden Property Trust(ö) 441 47
Cannae Holdings, Inc. 2,532 46
Capital Bancorp, Inc. 1,834 59
Capital City Bank Group, Inc. 1,700 71
CareTrust REIT, Inc.(ö) 1,602 56
CNO Financial Group, Inc. 2,015 80
Cohen & Steers, Inc. 977 64
Community Financial System, Inc. 1,444 85
Community Healthcare Trust, Inc.(ö) 4,419 68
Compass, Inc. Class A(Æ) 8,440 68
Corebridge Financial, Inc. 1,465 47
CTO Realty Growth, Inc.(ö) 5,995 98
Cullen/Frost Bankers, Inc. 356 45
Dave, Inc.(Æ) 498 99
Dime Community Bancshares, Inc. 2,777 83
Enterprise Financial Services Corp. 1,214 70
Esquire Financial Holdings, Inc. 655 67
Everest Group, Ltd. 222 78
EZCORP, Inc. Class A(Æ) 3,291 63
FB Financial Corp. 1,179 66
Federal Agricultural Mortgage Corp. Class
C 482 81
First BanCorp 3,387 75
First Commonwealth Financial Corp. 3,553 61
First Community Corp. 2,391 67
First Industrial Realty Trust, Inc.(ö) 1,222 63
First Mid Bancshares, Inc. 1,833 69
Genworth Financial, Inc. Class A(Æ) 9,172 82
German American Bancorp, Inc. 2,033 80
Getty Realty Corp.(ö) 2,627 70
Glacier Bancorp, Inc. 2,094 102
Globe Life, Inc. 623 89
Guaranty Bancshares, Inc. 1,450 71
Hamilton Lane, Inc. Class A 361 49
Hanover Insurance Group, Inc. (The) 401 73
Heritage Financial Corp. 3,863 93
Hilltop Holdings, Inc. 2,040 68
Home BancShares , Inc. 3,157 89
Horizon Bancorp, Inc. 4,178 67
Houlihan Lokey , Inc. Class A 368 76
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Howard Hughes Holdings, Inc.(Æ) 878 72
Independent Bank Corp. 3,384 154
InvenTrust Properties Corp.(ö) 1,989 57
Jackson Financial, Inc. Class A 1,171 118
Kemper Corp. 580 30
Lakeland Financial Corp. 1,048 67
Lazard, Inc. 1,320 70
Legacy Housing Corp.(Æ) 2,996 82
LendingTree , Inc.(Æ) 1,759 114
Marcus & Millichap, Inc. 2,734 80
Metropolitan Bank Holding Corp. 1,179 88
National Bank Holdings Corp. Class A 1,798 69
NBT Bancorp, Inc. 1,940 81
NETSTREIT Corp.(ö) 7,557 136
Newmark Group, Inc. Class A 6,988 129
NexPoint Residential Trust, Inc.(ö) 2,308 74
Northeast Bank 786 79
Northpointe Bancshares, Inc. 3,772 64
OceanFirst Financial Corp. 3,573 63
OFG Bancorp 2,004 87
Old Republic International Corp. 537 23
OP Bancorp 3,428 48
Oppenheimer Holdings, Inc. Class A 824 61
Origin Bancorp, Inc. 1,834 63
Perella Weinberg Partners 5,273 112
Piper Sandler Cos. 281 98
Popular, Inc. 503 64
PotlatchDeltic Corp.(ö) 3,461 140
Prosperity Bancshares, Inc. 1,322 88
Rayonier, Inc.(ö) 3,006 80
Reinsurance Group of America, Inc. Class A 556 107
Renasant Corp. 2,472 91
Ryman Hospitality Properties, Inc.(ö) 892 80
Seacoast Banking Corp. of Florida 3,058 93
Selective Insurance Group, Inc. 789 64
Selectquote , Inc.(Æ) 37,845 74
ServisFirst Bancshares, Inc. 1,021 82
SmartFinancial , Inc. 1,834 66
South Plains Financial, Inc. 1,703 66
Stewart Information Services Corp. 786 58
Stock Yards Bancorp, Inc. 887 62
StoneX Group, Inc.(Æ) 866 87
Synovus Financial Corp. 814 40
Tanger , Inc.(ö) 2,218 75
Terreno Realty Corp.(ö) 1,498 85
Texas Capital Bancshares, Inc.(Æ) 815 69
Towne Bank 1,853 64
TriCo Bancshares 1,673 74
Triumph Financial, Inc.(Æ) 1,323 66
UL Solutions, Inc. Class A 663 47
UMH Properties, Inc.(ö) 4,952 74
Walker & Dunlop, Inc. 858 72
Webster Financial Corp. 1,173 70
WesBanco , Inc. 2,358 75
Xenia Hotels & Resorts, Inc.(ö) 8,434 116
8,413

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Active ETF 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 16.4%
ADMA Biologics, Inc.(Æ) 10,197 149
Akero Therapeutics, Inc.(Æ) 1,095 52
Aldeyra Therapeutics, Inc.(Æ) 14,663 77
Alector , Inc.(Æ) 21,990 65
Alphatec Holdings, Inc.(Æ) 5,157 75
AnaptysBio , Inc.(Æ) 3,285 101
ANI Pharmaceuticals, Inc.(Æ) 1,727 158
Arcellx , Inc.(Æ) 1,339 110
Artivion , Inc.(Æ) 2,380 101
Arvinas , Inc.(Æ) 8,824 75
Avidity Biosciences, Inc.(Æ) 3,131 136
BioCryst Pharmaceuticals, Inc.(Æ) 5,234 40
BioLife Solutions, Inc.(Æ) 2,828 72
Blueprint Medicines Corp.(Æ)(Š) 5 —
Bridgebio Pharma, Inc.(Æ) 2,615 136
CareDx , Inc.(Æ) 2,834 41
Chemed Corp. 104 47
Corcept Therapeutics, Inc.(Æ) 862 72
Crinetics Pharmaceuticals, Inc.(Æ) 2,105 88
Cytokinetics, Inc.(Æ) 3,124 171
Dentsply Sirona, Inc. 7,471 95
Encompass Health Corp. 492 62
Enovis Corp. Class W(Æ) 2,416 73
Ensign Group, Inc. (The) 781 135
Exelixis , Inc.(Æ) 797 33
GeneDx Holdings Corp.(Æ) 827 89
Guardant Health, Inc.(Æ) 1,742 109
Halozyme Therapeutics, Inc.(Æ) 2,005 147
HealthEquity , Inc.(Æ) 1,032 98
Indivior PLC(Æ) 4,633 112
Innoviva , Inc.(Æ) 2,046 37
Insmed , Inc.(Æ) 1,320 189
iRadimed Corp. 1,778 127
iRhythm Technologies, Inc.(Æ) 620 107
Ironwood Pharmaceuticals, Inc. Class A(Æ) 47,711 63
Joint Corp. (The)(Æ) 4,976 47
Keros Therapeutics, Inc.(Æ) 3,797 60
Kodiak Sciences, Inc.(Æ) 7,246 119
Krystal Biotech, Inc.(Æ) 505 89
Kura Oncology, Inc.(Æ) 7,768 69
LeMaitre Vascular, Inc. 1,629 143
LifeStance Health Group, Inc.(Æ) 12,378 68
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,330 235
Madrigal Pharmaceuticals, Inc.(Æ) 363 166
Medpace Holdings, Inc.(Æ) 217 112
Merit Medical Systems, Inc.(Æ) 669 56
Mirum Pharmaceuticals, Inc.(Æ) 2,154 158
Moderna , Inc.(Æ) 2,649 68
Natera , Inc.(Æ) 428 69
Neurocrine Biosciences, Inc.(Æ) 362 51
Nuvalent , Inc. Class A(Æ) 1,083 94
Pennant Group, Inc. (The)(Æ) 2,654 67
Perrigo Co. PLC 1,706 38
Phibro Animal Health Corp. Class A 2,754 111
Phreesia , Inc.(Æ) 2,022 48
PTC Therapeutics, Inc.(Æ) 2,715 167
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pursuit Attractions and Hospitality, Inc.(Æ) 1,411 51
RadNet , Inc.(Æ) 1,557 119
Revolution Medicines, Inc.(Æ) 1,997 93
Rhythm Pharmaceuticals, Inc.(Æ) 1,146 116
Sarepta Therapeutics, Inc.(Æ) 4,044 78
Scholar Rock Holding Corp.(Æ) 1,824 68
SI-BONE, Inc.(Æ) 4,212 62
Tarsus Pharmaceuticals, Inc.(Æ) 1,484 88
Teleflex, Inc. 451 55
TG Therapeutics, Inc.(Æ) 2,459 89
Travere Therapeutics, Inc.(Æ) 3,737 89
UFP Technologies, Inc.(Æ) 277 55
US Physical Therapy, Inc. 778 66
Vera Therapeutics, Inc.(Æ) 2,522 73
Waystar Holding Corp.(Æ) 1,319 50
Zimvie , Inc.(Æ) 5,710 108
6,537
Materials and Processing - 7.4%
AAON, Inc. 567 53
Acuity, Inc. 222 76
AdvanSix , Inc. 1,687 33
Ashland, Inc. 1,295 62
Avient Corp. 1,933 64
Boise Cascade Co. 659 51
BrightView Holdings, Inc. 2,907 39
Cabot Corp. 1,094 83
Carpenter Technology Corp. 126 31
Century Aluminum Co.(Æ) 2,711 80
Coeur Mining, Inc.(Æ) 10,713 200
Commercial Metals Co. 1,964 112
Constellium SE(Æ) 5,884 88
Crown Holdings, Inc. 435 42
Ferroglobe PLC 19,717 90
Gibraltar Industries, Inc.(Æ) 1,433 90
Greif, Inc. Class A 861 51
Huntsman Corp. 5,719 51
Ingevity Corp.(Æ) 1,872 103
Karat Packaging, Inc. 2,293 58
Knife River Corp.(Æ) 964 74
Louisiana-Pacific Corp. 648 58
Magnera Corp.(Æ) 4,487 53
Masterbrand, Inc.(Æ) 5,689 75
Mativ Holdings, Inc. 9,611 109
MDU Resources Group, Inc. 5,536 99
Metallus , Inc.(Æ) 4,539 75
Modine Manufacturing Co.(Æ) 561 80
MRC Global, Inc.(Æ) 4,610 66
Myers Industries, Inc. 5,224 88
Quaker Chemical Corp. 652 86
ScanSource , Inc.(Æ) 1,850 81
Sonoco Products Co. 1,297 56
SSR Mining, Inc.(Æ) 2,447 60
Stepan Co. 1,214 58
TriMas Corp. 3,050 118
UFP Industries, Inc. 893 83
VSE Corp. 422 70

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
6 U.S. Small Cap Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Watsco , Inc. 69 28
Worthington Steel, Inc. 2,262 69
2,943
Producer Durables - 17.7%
ABM Industries, Inc. 1,588 73
Aebi Schmidt Holding AG 9,435 118
ArcBest Corp. 783 55
Arcosa , Inc. 1,018 95
Ardmore Shipping Corp. 6,351 75
Argan , Inc. 673 182
Astec Industries, Inc. 1,572 76
Bowman Consulting Group, Ltd.(Æ) 2,646 112
Casella Waste Systems, Inc. Class A(Æ) 473 45
CECO Environmental Corp.(Æ) 2,338 120
Champion Homes, Inc.(Æ) 760 58
Chart Industries, Inc.(Æ) 277 55
CompoSecure , Inc. Class A(Æ) 4,487 93
Covenant Logistics Group, Inc. Class A 5,164 112
CRA International, Inc. 370 77
Crane Co. 246 45
Deluxe Corp. 5,374 104
DHT Holdings, Inc. 4,732 57
Donaldson Co., Inc. 762 62
Ducommun, Inc.(Æ) 815 78
Dycom Industries, Inc.(Æ) 392 114
EnerSys 1,120 127
ESCO Technologies, Inc. 420 89
Everus Construction Group, Inc.(Æ) 1,339 115
Federal Signal Corp. 1,028 122
Flowserve Corp. 1,066 57
Fluor Corp.(Æ) 2,550 107
Frontdoor , Inc.(Æ) 1,490 100
FTAI Aviation, Ltd. 622 104
FTI Consulting, Inc.(Æ) 519 84
Gorman-Rupp Co. (The) 1,747 81
Graco , Inc. 896 76
GXO Logistics, Inc.(Æ) 1,164 62
Helios Technologies, Inc. 3,525 184
Hillman Solutions Corp.(Æ) 6,118 56
Hyster -Yale, Inc. 1,575 58
I3 Verticals, Inc. Class A(Æ) 4,091 133
Insperity , Inc. 543 27
Kennametal, Inc. 5,098 107
Kforce , Inc. 4,097 123
Kratos Defense & Security Solutions, Inc.
(Æ) 1,955 179
Landstar System, Inc. 269 33
LCI Industries 655 61
Limbach Holdings, Inc.(Æ) 419 41
Lovesac Co. (The)(Æ) 3,626 61
Luxfer Holdings PLC 5,640 78
Mama's Creations, Inc.(Æ) 10,234 108
Marten Transport, Ltd. 7,080 75
MasTec , Inc.(Æ) 554 118
Materion Corp. 739 89
Maximus, Inc. 1,030 94
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mercury Systems, Inc.(Æ) 1,337 103
Mesa Laboratories, Inc. 835 56
MillerKnoll , Inc. 5,005 89
MSA Safety, Inc. 298 51
MSC Industrial Direct Co., Inc. Class A 655 60
Mueller Industries, Inc. 661 67
MYR Group, Inc.(Æ) 504 105
Orion Group Holdings, Inc.(Æ) 6,567 55
Park Aerospace Corp. 5,248 107
Phinia , Inc. 2,113 121
Powell Industries, Inc. 305 93
Primoris Services Corp. 1,027 141
Resources Connection, Inc. 10,729 54
Robert Half, Inc. 2,153 73
RXO, Inc.(Æ) 4,183 64
Ryder System, Inc. 291 55
Schneider National, Inc. Class B 2,343 50
Scorpio Tankers, Inc. 1,727 97
Scotts Miracle- Gro Co. (The) Class A 711 40
Standex International Corp. 438 93
Steelcase, Inc. Class A 3,805 65
Sterling Infrastructure, Inc.(Æ) 416 141
Sun Country Airlines Holdings, Inc.(Æ) 5,310 63
TAT Technologies, Ltd.(Æ) 2,175 96
Teekay Tankers, Ltd. Class A 1,441 73
Tennant Co. 1,021 83
Tetra Tech, Inc. 1,418 47
TriNet Group, Inc. 891 60
Tutor Perini Corp.(Æ) 1,842 121
UniFirst Corp. 324 54
V2X, Inc.(Æ) 878 51
Werner Enterprises, Inc. 3,636 96
7,079
Technology - 15.1%
8x8, Inc.(Æ) 42,346 90
Agilysys , Inc.(Æ) 677 71
Alpha & Omega Semiconductor, Ltd.(Æ) 3,049 85
Ambarella , Inc.(Æ) 1,179 97
Amentum Holdings, Inc.(Æ) 1,700 41
Angi , Inc.(Æ) 5,078 83
Appfolio , Inc. Class A(Æ) 327 90
AvePoint , Inc.(Æ) 1,657 25
Bandwidth, Inc. Class A(Æ) 4,227 70
Calix, Inc.(Æ) 1,988 122
Cargurus , Inc.(Æ) 2,461 92
Cars.com, Inc.(Æ) 4,753 58
Clear Secure, Inc. Class A 2,753 92
Clearfield, Inc.(Æ) 1,489 51
Coherent Corp.(Æ) 547 59
Commerce.com, Inc.(Æ) 13,621 68
Commvault Systems, Inc.(Æ) 402 76
Concentrix Corp. 929 43
Consensus Cloud Solutions, Inc. Class
W(Æ) 3,673 108
Crane NXT Co. 1,899 127
Credo Technology Group Holding, Ltd.(Æ) 1,683 246

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Active ETF 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Diebold Nixdorf, Inc.(Æ) 818 47
DigitalOcean Holdings, Inc.(Æ) 1,814 62
Diodes, Inc.(Æ) 1,370 73
Dropbox, Inc. Class A(Æ) 1,829 55
DXC Technology Co.(Æ) 3,768 51
Eventbrite, Inc. Class A(Æ) 20,562 52
Extreme Networks, Inc.(Æ) 5,286 109
Guidewire Software, Inc.(Æ) 93 21
Inspired Entertainment, Inc.(Æ) 6,976 65
IonQ , Inc.(Æ) 3,111 192
Jabil, Inc. 557 121
KBR, Inc. 1,451 69
Kulicke & Soffa Industries, Inc. 2,062 84
Kyndryl Holdings, Inc.(Æ) 2,146 64
Lumentum Holdings, Inc. Class E(Æ) 991 162
Lyft, Inc. Class A(Æ) 3,658 81
Manhattan Associates, Inc.(Æ) 431 88
Maplebear , Inc.(Æ) 1,591 58
Marqeta , Inc. Class A(Æ) 10,728 57
Match Group, Inc. 2,003 71
Napco Security Technologies, Inc. 3,068 132
nCino , Inc.(Æ) 2,893 78
NCR Atleos Corp.(Æ) 1,066 42
NCR Voyix Corp.(Æ) 6,567 82
Nutanix , Inc. Class A(Æ) 1,281 95
NVE Corp. 1,091 71
OneSpan , Inc. 3,379 54
Ouster, Inc.(Æ) 3,792 103
PDF Solutions, Inc.(Æ) 4,115 106
Pegasystems , Inc. 2,544 146
Porch Group, Inc.(Æ) 5,775 97
Power Integrations, Inc. 406 16
Rambus, Inc.(Æ) 1,441 150
Red Violet, Inc. 1,725 90
Ribbon Communications, Inc.(Æ) 19,592 74
Riskified , Ltd. Class A(Æ) 13,750 64
Roku, Inc.(Æ) 887 89
Semtech Corp.(Æ) 1,630 116
Silicon Laboratories, Inc.(Æ) 473 62
Silicon Motion Technology Corp. - ADR 1,287 122
SiTime Corp.(Æ) 421 127
Sonos , Inc.(Æ) 5,911 93
Teradata Corp.(Æ) 2,945 63
Tower Semiconductor, Ltd.(Æ) 915 66
UiPath , Inc. Class A(Æ) 5,907 79
Verint Systems, Inc.(Æ) 3,519 71
Vimeo, Inc.(Æ) 11,693 91
Vishay Intertechnology , Inc. 7,490 115
Workiva , Inc.(Æ) 878 76
Zeta Global Holdings Corp. Class A(Æ) 4,471 89
6,035
Utilities - 3.3%
Artesian Resources Corp. Class A 1,869 61
Avista Corp. 1,488 56
BKV Corp.(Æ) 2,404 56
Black Hills Corp. 1,318 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brookfield Infrastructure Corp. Class A 1,940 80
California Resources Corp. 1,748 93
Chesapeake Utilities Corp. 514 69
Excelerate Energy, Inc. Class A 3,707 93
Gulfport Energy Corp.(Æ) 226 41
IDACORP, Inc. 487 64
Lumen Technologies, Inc.(Æ) 21,840 134
Magnolia Oil & Gas Corp. Class A 3,683 88
Northern Oil & Gas, Inc. 1,417 35
Northwestern Energy Group, Inc. 1,484 87
Permian Resources Corp. 2,832 36
Portland General Electric Co. 2,132 94
RGC Resources, Inc. 2,584 58
Spire, Inc. 936 76
UGI Corp. 148 5
1,307
Total Common Stocks
(cost $35,909) 39,747
Short-Term Investments - 0.4%
U.S. Cash Management Fund(@) 156,740
(∞)
157
Total Short-Term Investments
(cost $157) 157
Total Investments - 100.0%
(identified cost $36,066) 39,904
Other Assets and Liabilities,
Net - 0.0%
10
Net Assets - 100.0%
39,914

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
8 U.S. Small Cap Equity Active ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 5,115 $ — $ —
$ —
$ 5,115
Consumer Staples 858 — —
—
858
Energy 1,460 — —
—
1,460
Financial Services 8,413 — —
—
8,413
Health Care 6,537 — —
—
6,537
Materials and Processing 2,943 — —
—
2,943
Producer Durables 7,079 — —
—
7,079
Technology 6,035 — —
—
6,035
Utilities 1,307 — —
—
1,307
Short-Term Investments — — — 157 157
Total Investments
$ 39,747 $ — $ — $ 157 $ 39,904
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Active ETF 9
Statement of Assets and Liabilities — September 30, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 36,066
Investments, at fair value(>) ........................................................................................................................................................
39,904
Receivables:
Dividends and interest ...................................................................................................................................................... 30
Total assets ...............................................................................................................................................................
39,934
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 20
Total liabilities ...........................................................................................................................................................
20
Net Assets ...............................................................................................................................................................
$ 39,914
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,570
Shares of beneficial interest .........................................................................................................................................................
13
Additional paid-in capital ............................................................................................................................................................
36,331
Net Assets ...............................................................................................................................................................
$ 39,914
(>)     Investments in affiliates, U.S. Cash Management Fund $ 157
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 30.38
Net assets ............................................................................................................................................................................. $ 39,913,744
Shares outstanding ($.01 par value) ..................................................................................................................................... 1,314,000
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
10 U.S. Small Cap Equity Active ETF
Statement of Operations — For the Period Ended September 30, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 169
Dividends from affiliated funds ....................................................................................................................................... 1
Total investment income ..............................................................................................................................................................
170
Expenses
Advisory fees ................................................................................................................................................................... 68
Expenses before reductions .............................................................................................................................................. 68
Expense reductions .......................................................................................................................................................... (5)
Net expenses ................................................................................................................................................................................
63
Net investment income (loss) .......................................................................................................................................................
107
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (374)
In-kind redemptions ......................................................................................................................................................... 176
Net realized gain (loss) ................................................................................................................................................................
(198)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 3,838
Net change in unrealized appreciation (depreciation) ................................................................................................................. 3,838
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,640
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,747
(1)     For the period May 13, 2025 (inception date) to September 30, 2025.

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Active ETF 11
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 107
Net realized gain (loss) ....................................................................................................................... (198)
Net change in unrealized appreciation (depreciation) ........................................................................ 3,838
Net increase (decrease) in net assets from operations .............................................................................. 3,747
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 36,167
Total Net Increase (Decrease) in Net Assets ........................................................................
39,914
Net Assets
Beginning of period .................................................................................................................................. —
End of period .............................................................................................................................................
$ 39,914
* Share transaction amounts (in thousands) for the period ended September 30, 2025 were as follows:
2025
(1)
Shares Dollars
Shares created 1,414 $ 38,995
Shares redeemed (100) (2,828)
Total increase (decrease)
1,314 $ 36,167
(1) For the period May 13, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
12 U.S. Small Cap Equity Active ETF
Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
09/30/25
(ſ)
Per-Share Data
–
$ Net Asset Value, Beginning of Period 26 . 73
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.12
$ Net Realized and Unrealized Gain (Loss) 3 . 53
$ Total from Investment Operations 3 . 65
$ Net Asset Value, End of Period 30.38
% Total Return
(ǿ)
13.64
–
Ratios/Supplemental Data
–
$ Net Assets, End of Period (000) 39,914
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.69
% Expenses, Net
(Ƃ)(ɯ)
.64
% Net Investment Income
(Ƃ)(ɯ)
1.10
% Portfolio Turnover Rate
(ǿ)(Ω)
3 0

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Active ETF 13
Related Party Transactions, Fees and Expenses
Accrued advisory fees payable to affiliates as of September 30, 2025 were $20,483.
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal period ended September 30, 2025, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, gains or losses from in-kind redemptions, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At September 30, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 480 $ 323 $ — $ — $ 157 $ 1 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 36,062,308 $ 4,557,861 $ (716,014) $ 3,841,847
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 101,861 $ (373,599) $ 3,841,846 $ — $ — $ 3,570,108
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’s next taxable year.
September 30, 2025
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —
Total distributable earnings (losses)
$ (177)
Additional paid-in capital
177

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
14 International Developed Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 98.8%
Australia - 3.0%
Aristocrat Leisure, Ltd. 8,533 395
BHP Group, Ltd. 17,209 484
BlueScope Steel, Ltd. 19,316 290
Brambles, Ltd. 23,858 392
Cochlear, Ltd. 2 —
Commonwealth Bank of Australia 5,013 554
Computershare, Ltd. 9,474 227
JB Hi-Fi, Ltd. 2 —
National Australia Bank, Ltd. 12,973 379
Qantas Airways, Ltd. 2 —
Santos, Ltd. 10,538 47
Sigma Healthcare, Ltd. 34,388 68
Westpac Banking Corp. 7,636 197
3,033
Austria - 0.7%
Erste Group Bank AG 4,601 449
Mondi PLC 10,273 142
Verbund AG Class A 1,305 95
686
Belgium - 0.4%
Ageas SA 2,582 178
Anheuser-Busch InBev SA 3,097 185
Proximus SADP 9,991 87
450
Brazil - 1.0%
Ambev SA 81,619 186
Banco Bradesco SA - ADR 35,261 119
Lojas Renner SA(Æ) 47,181 134
MercadoLibre , Inc.(Æ) 44 103
Telefonica Brasil SA(Æ) 34,796 223
Wheaton Precious Metals Corp. 2,729 305
1,070
Canada - 8.4%
Agnico Eagle Mines, Ltd. 2,479 418
ARC Resources, Ltd. 8,242 150
Bank of Montreal 3,031 395
Bank of Nova Scotia (The) 4,700 304
Barrick Mining Corp. 13,739 451
Brookfield Asset Management, Inc.
Class A 2 —
Brookfield Corp. 5,122 351
Canadian Imperial Bank of Commerce 4,516 361
Canadian National Railway Co. 1,254 118
Canadian Natural Resources, Ltd. 11,512 368
Canadian Pacific Kansas City, Ltd. 2,621 195
Constellation Software, Inc. 79 215
Dollarama , Inc. 1,505 199
Emera , Inc. 3 —
Enbridge, Inc. 5,839 295
Fairfax Financial Holdings, Ltd. 107 187
Intact Financial Corp. 602 117
Kinross Gold Corp. 13,964 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Loblaw Cos., Ltd. 4,434 172
Magna International, Inc. Class A 6,945 329
Manulife Financial Corp. 9,572 298
National Bank of Canada 1,799 191
Restaurant Brands International, Inc. 2 —
Royal Bank of Canada 4,792 706
Shopify, Inc. Class A(Æ) 5,389 801
Stantec , Inc. 2,645 285
Sun Life Financial, Inc. 3,913 235
Suncor Energy, Inc. 7,369 308
TC Energy Corp. 3,142 171
Thomson Reuters Corp. 825 128
TMX Group, Ltd. 3,091 118
Toronto-Dominion Bank (The) 5,648 452
8,665
China - 1.6%
Alibaba Group Holding, Ltd. 15,700 357
Tencent Holdings, Ltd. 10,200 869
Trip.com Group, Ltd. - ADR 5,581 420
Yangzijiang Shipbuilding Holdings,
Ltd. 300 1
1,647
Denmark - 2.2%
AP Moller - Maersk A/S Class A 52 102
AP Moller - Maersk A/S Class B 120 235
Danske Bank A/S 9,450 403
DSV A/S 993 197
Genmab A/S(Æ) 896 272
H Lundbeck A/S 19,447 139
Novo Nordisk A/S Class B 17,589 953
2,301
Finland - 1.1%
Konecranes Oyj 1,315 108
Nokia Oyj 56,433 270
Nordea Bank Abp 15,141 249
Orion Oyj Class B 2,537 194
Wartsila Oyj Abp Class B 10,013 299
1,120
France - 9.5%
Accor SA 6,077 288
Airbus SE 2,334 541
Amundi SA(Þ) 3,860 306
Arkema SA 2,219 140
AXA SA 7,996 381
Ayvens SA(Þ) 4,980 60
BNP Paribas SA 5,645 512
Bureau Veritas SA 4,209 132
Capgemini SE 1,761 255
Carrefour SA 7,966 121
Cie de Saint-Gobain SA 2,832 305
Cie Generale des Etablissements
Michelin SCA 12,352 443
Dassault Aviation SA 713 238
Eiffage SA 1,801 230

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Equity Active ETF 15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Engie SA 10,310 221
Gaztransport Et Technigaz SA 848 157
Hermes International 156 381
Ipsen SA 1,248 166
L'Air Liquide SA Class A 2,272 472
L'Oreal SA 1,186 513
LVMH Moet Hennessy Louis Vuitton
SE 1,263 772
Orange SA 17,364 281
Publicis Groupe SA 1,414 136
Rexel SA Class H 10,070 329
Safran SA 1,819 641
Sartorius Stedim Biotech 1,494 302
Societe Generale SA 7,379 488
Teleperformance 3,285 244
Thales SA 656 205
TotalEnergies SE 8,859 538
9,798
Germany - 9.2%
adidas AG 1,325 279
Allianz SE 1,241 521
AUMOVIO SE(Æ) 2,950 122
BASF SE 8,529 425
Bayer AG 7,877 261
Continental AG 5,221 344
CTS Eventim AG & Co. KGaA 3,496 342
Daimler Truck Holding AG 9,127 375
Deutsche Boerse AG 1,422 381
Deutsche Telekom AG 15,149 516
Evonik Industries AG 15,479 268
Fresenius Medical Care AG 6,731 353
Fresenius SE & Co. KGaA 4,388 244
Heidelberg Materials AG 1,331 299
Hochtief AG 3 1
Infineon Technologies AG 7,653 298
Mercedes-Benz Group AG 4,537 285
MTU Aero Engines AG 1,072 492
Muenchener Rueckversicherungs-
Gesellschaft AG 454 290
Nemetschek SE 848 110
Rheinmetall AG 246 573
SAP SE 4,141 1,108
Siemens AG 2,681 721
Siemens Energy AG(Æ) 2,569 300
Symrise AG 3,681 320
Talanx AG 1,531 204
9,432
Hong Kong - 2.0%
AIA Group, Ltd. 87,400 838
CK Asset Holdings, Ltd. 28,500 138
Hong Kong Exchanges & Clearing, Ltd. 2,000 114
Jardine Matheson Holdings, Ltd. 200 13
Prudential PLC 44,509 623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd.(Þ) 276,000 299
2,025
India - 0.2%
HDFC Bank, Ltd. - ADR 7,200 246
Ireland - 0.7%
AIB Group PLC 14,387 130
Bank of Ireland Group PLC 25,948 427
Flutter Entertainment PLC(Æ) 749 195
752
Israel - 0.5%
Bank Leumi Le-Israel BM 6,242 123
Elbit Systems, Ltd. 1 1
Nice, Ltd.(Æ) 1,847 272
Wix.com, Ltd.(Æ) 401 71
467
Italy - 3.1%
BPER Banca SpA 17,837 198
Davide Campari-Milano NV 34,610 218
De' Longhi SpA 4,382 158
Enel SpA 52,455 497
Eni SpA 16,240 284
FinecoBank Banca Fineco SpA 21,998 475
Intesa Sanpaolo SpA 57,180 377
Moncler SpA 3 —
Ryanair Holdings PLC - ADR 4,607 277
UniCredit SpA 7,606 576
Unipol Gruppo SpA 5,939 127
3,187
Japan - 16.7%
Advantest Corp. 5,400 535
Alfresa Holdings Corp. 6,800 97
Amada Co., Ltd. 11,600 143
Asahi Kasei Corp. 25,200 198
Bridgestone Corp. 7,400 343
Central Japan Railway Co. 2,700 77
Chiba Bank, Ltd. (The) 16,500 173
Chugai Pharmaceutical Co., Ltd. 1,300 57
Dai-ichi Life Holdings, Inc. 22,000 173
Daiichi Sankyo Co., Ltd. 7,900 177
Daikin Industries, Ltd. 1,200 139
Fuji Electric Co., Ltd. 2,600 175
Fukuoka Financial Group, Inc. 3,800 114
Hitachi, Ltd. 18,800 500
Honda Motor Co., Ltd. 17,600 182
Horiba, Ltd. 1,300 110
Iida Group Holdings Co., Ltd. 9,900 158
Isuzu Motors, Ltd. 6,500 82
ITOCHU Corp. 5,900 336
Japan Airlines Co., Ltd. 5,800 117
Japan Post Insurance Co., Ltd. Class A 6,800 193
KDDI Corp. 11,400 182
Keyence Corp. 1,600 597
Kirin Holdings Co., Ltd. 15,200 223

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
16 International Developed Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kobe Bussan Co., Ltd. 2,100 58
Koito Manufacturing Co., Ltd. 12,200 185
Komatsu, Ltd. 9,400 328
Kubota Corp. 11,200 141
Makita Corp. 200 7
Marubeni Corp. 300 8
Minebea Co., Ltd. 12,300 232
Mitsubishi Corp. 11,700 279
Mitsubishi Estate Co., Ltd. 14,600 336
Mitsubishi Heavy Industries, Ltd. 8,400 220
Mitsubishi UFJ Financial Group, Inc. 37,200 602
Mitsui & Co., Ltd. 9,200 229
Mitsui Fudosan Co., Ltd. 16,400 179
Mizuho Financial Group, Inc. 10,900 368
Murata Manufacturing Co., Ltd. 13,500 257
Nintendo Co., Ltd. 5,300 459
Nippon Telegraph & Telephone Corp. 100 —
Nippon Yusen 2,500 85
Nitto Denko Corp. 19,200 457
Nomura Holdings, Inc. 200 1
Obic Co., Ltd. 3,600 125
Olympus Corp. 12,700 161
Ono Pharmaceutical Co., Ltd. 9,700 112
ORIX Corp. 8,800 231
Persol Holdings Co., Ltd. 53,200 97
Recruit Holdings Co., Ltd. 3,400 183
Resona Holdings, Inc. 41,800 427
Rinnai Corp. 7,500 178
Sekisui Chemical Co., Ltd. 8,800 164
Shin-Etsu Chemical Co., Ltd. 18,400 604
SMC Corp. 300 92
SoftBank Group Corp. 1,100 139
Sompo Holdings, Inc. 6,300 195
Sony Financial Holdings, Inc.(Æ) 24,900 28
Sony Group Corp. 23,700 683
Stanley Electric Co., Ltd. 8,500 172
Subaru Corp. 9,000 184
Sumitomo Mitsui Financial Group, Inc. 18,000 508
Sumitomo Mitsui Trust Holdings, Inc. 10,400 302
Sumitomo Rubber Industries, Ltd. 8,700 106
Suntory Beverage & Food, Ltd. 8,500 266
T&D Holdings, Inc. 10,300 252
Takeda Pharmaceutical Co., Ltd. 10,500 306
TDK Corp. 26,400 384
Tokio Marine Holdings, Inc. 6,200 263
Tokyo Electron, Ltd. 3,000 535
Toray Industries, Inc. 25,400 162
Toyota Motor Corp. 24,600 474
Tsuruha Holdings, Inc. 8,100 130
Unicharm Corp. 23,600 153
Yamato Holdings Co., Ltd. 6,400 102
17,230
Luxembourg - 0.5%
ArcelorMittal SA 9,217 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RTL Group SA 3,625 149
480
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 66,000 364
Mexico - 0.1%
America Movil SAB de CV - ADR 6,925 145
Netherlands - 5.0%
ABN AMRO Bank NV(Þ) 8,303 266
Adyen NV(Æ)(Þ) 67 107
Aegon , Ltd. 15,413 124
Argenx SE(Æ) 367 266
ASM International NV 87 52
ASML Holding NV 1,576 1,532
Ferrari NV 924 447
Heineken NV 2,410 188
ING Groep NV 25,271 655
Koninklijke Philips NV 9,806 265
NN Group NV 4,130 290
Randstad NV 8,447 359
Universal Music Group NV 20,875 602
5,153
Norway - 0.6%
DNB Bank ASA 1 —
Equinor ASA Class N 13,372 326
Norsk Hydro ASA 30,150 205
Orkla ASA 7,966 83
614
Poland - 0.2%
Zabka Group SA(Æ) 37,266 240
Portugal - 0.1%
EDP SA 23,127 110
Singapore - 1.2%
Grab Holdings, Ltd. Class A(Æ) 67,665 408
SEA, Ltd. - ADR(Æ) 3,694 660
Singapore Telecommunications, Ltd. 300 1
United Overseas Bank, Ltd. 4,300 115
1,184
South Africa - 0.1%
Anglo American PLC 3,034 114
South Korea - 0.7%
Coway Co., Ltd. 2,031 143
Samsung Electronics Co., Ltd. 2,946 176
Shinhan Financial Group Co., Ltd. 3,725 188
SK Hynix, Inc. 889 220
727
Spain - 2.3%
Aena SME SA(Þ) 10,076 275
Banco Santander SA 49,737 518
CaixaBank SA 32,743 344

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Equity Active ETF 17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iberdrola SA 20,889 395
Industria de Diseno Textil SA 14,650 808
2,340
Sweden - 2.2%
AddTech AB Class B 4,386 142
Assa Abloy AB Class B 6,255 217
Atlas Copco AB Class A 20,844 352
Atlas Copco AB Class B 12,273 184
Industrivarden AB Class A 5,534 219
Investor AB Class B 12,299 384
SKF AB Class B 9,027 224
Swedish Orphan Biovitrum AB Class
B(Æ) 6,511 198
Telefonaktiebolaget LM Ericsson Class
B 46,393 384
2,304
Switzerland - 4.0%
Belimo Holding AG 227 237
Cie Financiere Richemont SA Class A 1,072 204
Galderma Group AG 1,725 300
Julius Baer Group, Ltd. 3,997 276
Logitech International SA 2,883 314
Lonza Group AG 519 344
Partners Group Holding AG 220 286
Schindler Holding AG 765 275
Swatch Group AG (The) Class B 954 179
UBS Group AG 33,715 1,377
Zurich Insurance Group AG 512 364
4,156
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 6,109 1,706
Thailand - 0.1%
Kasikornbank PCL - NVDR 21,000 108
United Kingdom - 10.2%
AstraZeneca PLC 5,986 900
Barclays PLC 85,622 437
British American Tobacco PLC 9,632 511
British Land Co. PLC (The)(ö) 19,102 90
BT Group PLC 75,448 194
CK Hutchison Holdings, Ltd. Class B 31,500 208
Compass Group PLC 16,872 574
Diploma PLC 6,233 445
easyJet PLC 5,904 37
Games Workshop Group PLC 792 155
HSBC Holdings PLC 74,428 1,046
Intermediate Capital Group PLC 6,088 182
Intertek Group PLC 5,648 359
J Sainsbury PLC 72,225 324
JET2 PLC 2,472 47
Kingfisher PLC 46,817 194
Land Securities Group PLC(ö) 8,147 64
Lloyds Banking Group PLC 89,049 100
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
London Stock Exchange Group PLC 2,657 304
National Grid PLC 17,488 251
NatWest Group PLC 47,478 333
Next PLC 1,321 220
Reckitt Benckiser Group PLC 7,784 599
RELX PLC 15,092 722
Rolls-Royce Holdings PLC 41,308 661
Standard Chartered PLC 23,403 452
Subsea 7 SA 5,492 113
Tate & Lyle PLC 11,047 67
Tesco PLC 46,555 279
Unilever PLC 6,339 375
Wise PLC Class A(Æ) 13,148 183
WPP PLC 18,442 91
10,517
United States - 9.1%
Amdocs, Ltd. 2,651 217
Aon PLC Class A 636 227
BP PLC 62,526 358
CSL, Ltd. 1,700 223
GSK PLC 33,863 717
Haleon PLC 114,738 513
James Hardie Industries PLC(Æ) 5,322 99
Linde PLC 1,075 511
Medtronic PLC 1,962 187
Nestle SA 6,987 641
Novartis AG 8,211 1,033
Roche Holding AG 3,460 1,138
Sanofi SA 7,204 664
Schlumberger NV 2 —
Schneider Electric SE 4,200 1,171
Shell PLC 33,728 1,202
Spotify Technology SA(Æ) 618 431
9,332
Total Common Stocks
(cost $96,824) 101,703
Preferred Stocks - 0.6%
Germany - 0.4%
Henkel AG & Co. KGaA
2.922% (Ÿ) 2,581 208
Volkswagen AG
7.122% (Ÿ) 1,712 185
393
South Korea - 0.2%
Samsung Electronics Co., Ltd.
1.988% (Ÿ) 3,895 184
Total Preferred Stocks
(cost $529) 577
Short-Term Investments - 0.5%
United States - 0.5%
U.S. Cash Management Fund(@) 569,569 (∞) 570

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
18 International Developed Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $570) 570
Total Investments - 99.9%
(identified cost $97,923) 102,850
Other Assets and Liabilities,
Net - 0.1%
134
Net Assets - 100.0%
102,984

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Equity Active ETF 19
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
1.3%
ABN AMRO Bank NV 05/13/25 EUR 8,303 26.94 224
266
Adyen NV 06/25/25 EUR 67 1,788.06 120
107
Aena SME SA 05/13/25 EUR 10,076 27.09 273
275
Amundi SA 06/11/25 EUR 3,860 76.42 295
306
Ayvens SA 09/25/25 EUR 4,980 11.29 56
60
WH Group, Ltd. 05/13/25 HKD 276,000 0.98 271 299
1,313
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 3,033 $ — $ —
$ —
$ 3,033
Austria 686 — —
—
686
Belgium 450 — —
—
450
Brazil 1,070 — —
—
1,070
Canada 8,665 — —
—
8,665
China 1,647 — —
—
1,647
Denmark 2,301 — —
—
2,301
Finland 1,120 — —
—
1,120
France 9,798 — —
—
9,798
Germany 9,432 — —
—
9,432
Hong Kong 2,025 — —
—
2,025
India 246 — —
—
246
Ireland 752 — —
—
752
Israel 467 — —
—
467
Italy 3,187 — —
—
3,187
Japan 17,230 — —
—
17,230
Luxembourg 480 — —
—
480
Macao 364 — —
—
364
Mexico 145 — —
—
145
Netherlands 5,153 — —
—
5,153
Norway 614 — —
—
614
Poland 240 — —
—
240
Portugal 110 — —
—
110
Singapore 1,184 — —
—
1,184
South Africa 114 — —
—
114
South Korea 727 — —
—
727
Spain 2,340 — —
—
2,340

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
20 International Developed Equity Active ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Sweden 2,304 — —
—
2,304
Switzerland 4,156 — —
—
4,156
Taiwan 1,706 — —
—
1,706
Thailand 108 — —
—
108
United Kingdom 10,517 — —
—
10,517
United States 9,332 — —
—
9,332
Preferred Stocks 577 — — — 577
Short-Term Investments — — — 570 570
Total Investments $ 102,280 $ — $ — $ 570 $ 102,850
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
14,593 14.2
Consumer Staples ...............................................................................
5,907 5.7
Energy ................................................................................................
4,498 4.4
Financial Services ..............................................................................
28,709 27.9
Health Care ........................................................................................
10,097 9.8
Materials and Processing ...................................................................
9,535 9.3
Producer Durables ..............................................................................
12,193 11.8
Technology .........................................................................................
12,271 11.9
Utilities ...............................................................................................
3,900 3.8
Preferred Stocks
Consumer Discretionary ....................................................................
185 0.2
Consumer Staples ...............................................................................
208 0.2
Technology .........................................................................................
184 0.2
Short-Term Investments .............................................................
570 0.5
Total Investments ............................................................................... 102,850 99.9

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Fair Value of Derivative Instruments — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Equity Active ETF 21
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency exchange contracts $ 15
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
22 International Developed Equity Active ETF
Statement of Assets and Liabilities — September 30, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 97,923
Investments, at fair value( > ) ........................................................................................................................................................
102,850
Foreign currency holdings(^) ....................................................................................................................................................... 147
Cash collateral for in-kind contributions ..................................................................................................................................... 4,140
Receivables:
Dividends and interest ...................................................................................................................................................... 259
Dividends from affiliated funds ....................................................................................................................................... 1
Fund shares sold ............................................................................................................................................................... 2,239
Foreign capital gains taxes recoverable ........................................................................................................................... 18
Total assets ...............................................................................................................................................................
109,654
Liabilities
Payables:
Collateral upon receipt of securities in-kind .................................................................................................................... 4,140
Investments purchased ..................................................................................................................................................... 2,492
Accrued fees to affiliates .................................................................................................................................................. 38
Total liabilities ...........................................................................................................................................................
6,670
Net Assets ...............................................................................................................................................................
$ 102,984
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 4,697
Shares of beneficial interest .........................................................................................................................................................
37
Additional paid-in capital ............................................................................................................................................................
98, 2 50
Net Assets ...............................................................................................................................................................
$ 102,984
(>)     Investments in affiliates, U.S. Cash Management Fund $ 570
(^)     Foreign currency holdings - cost $ 147
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 27.98
Net assets ............................................................................................................................................................................. $ 102,983,839
Shares outstanding ($.01 par value) ..................................................................................................................................... 3,680,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
International Developed Equity Active ETF 23
Statement of Operations — For the Period Ended September 30, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 653
Dividends from affiliated funds ....................................................................................................................................... 4
Less foreign taxes withheld ............................................................................................................................................. (59)
Total investment income ..............................................................................................................................................................
598
Expenses
Advisory fees ................................................................................................................................................................... 145
Expenses before reductions .............................................................................................................................................. 145
Expense reductions .......................................................................................................................................................... (25)
Net expenses ................................................................................................................................................................................
120
Net investment income (loss) .......................................................................................................................................................
478
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (692)
Foreign currency exchange contracts ............................................................................................................................... 15
Foreign currency-related transactions .............................................................................................................................. (32)
In-kind redemptions ......................................................................................................................................................... 428
Net realized gain (loss) ................................................................................................................................................................
(281)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 4,927
Foreign currency-related transactions .............................................................................................................................. 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,928
Net realized and unrealized gain (loss) ........................................................................................................................................ 4,647
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,125
(1)     For the period May 13, 2025 (inception date) to September 30, 2025.

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
24 International Developed Equity Active ETF
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 478
Net realized gain (loss) ................................................................................................................ (281)
Net change in unrealized appreciation (depreciation) ................................................................. 4,928
Net increase (decrease) in net assets from operations ....................................................................... 5,125
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 97,859
Total Net Increase (Decrease) in Net Assets ...................................................................
102,984
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 102,984
* Share transaction amounts (in thousands) for the period ended September 30, 2025 were as follows:
2025
(1)
Shares Dollars
Shares created 3,960 $ 105,506
Shares redeemed (280) (7,647)
Total increase (decrease)
3,680 $ 97,859
(1) For the period May 13, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
International Developed Equity Active ETF 25
Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
09/30/25 (ſ)
Per-Share Data
–
$ Net Asset Value, Beginning of Period 25. 34
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.20
$ Net Realized and Unrealized Gain (Loss) 2. 44
$ Total from Investment Operations 2. 64
$ Net Asset Value, End of Period 27.98
% Total Return
(ǿ)
10.44
–
Ratios/Supplemental Data
–
$ Net Assets, End of Period (000) 102,984
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.59
% Expenses, Net
(Ƃ)(ɯ)
.49
% Net Investment Income
(Ƃ)(ɯ)
1.94
% Portfolio Turnover Rate
(ǿ)(Ω)
28

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
26 International Developed Equity Active ETF
Related Party Transactions, Fees and Expenses
Accrued advisory fees payable to affiliates as of September 30, 2025 were $38,008.
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal period ended September 30, 2025, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, gains or losses from in-kind redemptions, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At September 30, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 4,240 $ 3,670 $ — $ — $ 570 $ 4 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 98,249,025 $ 6,559,658 $ (1,958,867) $ 4,600,791
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 702,613 $ (607,265) $ 4,601,924 $ — $ — $ 4,697,272
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’s next taxable year.
September 30, 2025
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —
Total distributable earnings (losses)
$ (428)
Additional paid-in capital
428

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.5%
Australia - 0.3%
Aristocrat Leisure, Ltd. 4,112 191
Brambles, Ltd. 15,132 248
Computershare, Ltd. 70 2
JB Hi-Fi, Ltd. 1,264 97
Santos, Ltd. 26,095 116
654
Austria - 0.7%
ams -OSRAM AG(Æ) 25,143 351
Erste Group Bank AG 4,436 433
Mondi PLC 28,622 394
Verbund AG Class A 808 59
Vienna Insurance Group AG Wiener
Versicherung Gruppe 6,870 378
1,615
Belgium - 0.3%
Ageas SA 4,406 304
Proximus SADP 40,498 354
658
Brazil - 0.7%
Ambev SA 138,746 315
Banco Bradesco SA - ADR 108,493 367
Lojas Renner SA(Æ) 29,264 83
MercadoLibre , Inc.(Æ) 216 505
Telefonica Brasil SA(Æ) 69,642 446
1,716
Canada - 1.3%
ARC Resources, Ltd. 233 4
Bank of Montreal 1,944 253
Barrick Mining Corp. 15,872 521
Brookfield Corp. 3,888 267
Canadian Imperial Bank of Commerce 3,571 285
Canadian Natural Resources, Ltd. 1,688 54
Enbridge, Inc. 5,221 264
iA Financial Corp., Inc. 2,335 266
Manulife Financial Corp. 3,341 104
Royal Bank of Canada 2,774 409
Shopify, Inc. Class A(Æ) 1,725 256
Stantec , Inc. 60 7
Suncor Energy, Inc. 6 —
Toronto-Dominion Bank (The) 3,890 311
3,001
China - 1.0%
Alibaba Group Holding, Ltd. - ADR 2,026 362
PDD Holdings, Inc. - ADR(Æ) 2,010 266
Tencent Holdings, Ltd. 8,200 698
Trip.com Group, Ltd. - ADR 9,374 705
Yangzijiang Shipbuilding Holdings,
Ltd. 91,100 238
2,269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 1.4%
AP Moller - Maersk A/S Class A 249 487
AP Moller - Maersk A/S Class B 98 192
Demant A/S(Æ) 1,626 57
Genmab A/S(Æ) 2,117 642
H Lundbeck A/S 95,678 685
Novo Nordisk A/S Class B 22,990 1,246
3,309
Finland - 0.7%
Konecranes Oyj 5,638 465
Nokia Oyj 162,559 778
Wartsila Oyj Abp Class B 13,280 397
1,640
France - 3.5%
Accor SA 8,969 424
Airbus SE 2,360 547
Arkema SA 3,218 202
BNP Paribas SA 8,214 746
Carrefour SA 18,829 285
Cie de Saint-Gobain SA 2,022 218
Dassault Aviation SA 1,081 361
Eiffage SA 2,116 270
Engie SA 298 6
EssilorLuxottica SA 1,486 482
Gaztransport Et Technigaz SA 3,259 603
Hermes International 143 350
Legrand SA 2,780 459
LVMH Moet Hennessy Louis Vuitton
SE 1,451 887
Orange SA 24,405 396
Pernod Ricard SA 683 67
Societe Generale SA 8,344 552
TotalEnergies SE 13,367 812
Valeo SE 28,296 353
8,020
Germany - 1.8%
AUMOVIO SE(Æ) 1,790 74
BASF SE 6,311 314
Bayerische Motoren Werke AG 461 46
Continental AG 3,577 236
Daimler Truck Holding AG 10,613 436
Deutsche Telekom AG 2,822 96
Evonik Industries AG 2,654 46
Fresenius SE & Co. KGaA 2,206 123
Henkel AG & Co. KGaA 6 —
Hochtief AG 1,161 310
Infineon Technologies AG 6,994 273
Mercedes-Benz Group AG 503 32
Rheinmetall AG 213 496
SAP SE 2,406 644
Siemens AG 1,591 428
Symrise AG 5,312 462
Talanx AG 1,422 189
4,205

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
28 Global Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 1.3%
AIA Group, Ltd. 133,000 1,276
ASMPT, Ltd. 23,300 246
CK Asset Holdings, Ltd. 43,000 208
Prudential PLC 51,580 722
WH Group, Ltd.(Þ) 486,000 527
2,979
India - 0.3%
HDFC Bank, Ltd. - ADR 17,258 589
Ireland - 0.9%
Accenture PLC Class A 3,529 870
AIB Group PLC 45,891 416
Bank of Ireland Group PLC 27,882 459
Flutter Entertainment PLC(Æ) 1,025 266
2,011
Israel - 0.3%
Bank Leumi Le-Israel BM 3,098 61
Nice, Ltd.(Æ) 3,619 533
594
Italy - 1.2%
BPER Banca SpA 46,211 512
De' Longhi SpA 18,242 659
Eni SpA 22,840 399
Ryanair Holdings PLC - ADR 8,577 517
UniCredit SpA 7,334 555
Unipol Gruppo SpA 8,970 192
2,834
Japan - 5.8%
Advantest Corp. 2,400 238
Alfresa Holdings Corp. 15,100 216
Amada Co., Ltd. 15,200 187
Chiba Bank, Ltd. (The) 29,600 311
Dai-ichi Life Holdings, Inc. 24,500 193
Hitachi, Ltd. 4,900 130
Honda Motor Co., Ltd. 26,200 271
Horiba, Ltd. 2,700 229
Isuzu Motors, Ltd. 17,400 220
ITOCHU Corp. 3,500 200
Japan Airlines Co., Ltd. 7,700 155
Japan Post Insurance Co., Ltd. Class A 7,700 218
KDDI Corp. 13,800 220
Keyence Corp. 2,100 784
Koito Manufacturing Co., Ltd. 25,900 393
Kubota Corp. 28,800 363
Mitsubishi Corp. 9,900 236
Mitsubishi Estate Co., Ltd. 25,600 589
Mitsubishi Gas Chemical Co., Inc. 15,500 277
Mitsubishi UFJ Financial Group, Inc. 22,400 363
Mitsui & Co., Ltd. 9,400 234
Mitsui Fudosan Co., Ltd. 10,100 110
Mizuho Financial Group, Inc. 6,900 233
Nintendo Co., Ltd. 2,000 173
Nippon Telegraph & Telephone Corp. 123,300 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Yusen 2,600 89
Ono Pharmaceutical Co., Ltd. 22,700 261
ORIX Corp. 10,200 268
Persol Holdings Co., Ltd. 4,400 8
Resona Holdings, Inc. 33,500 342
Rinnai Corp. 6,200 147
Rohm Co., Ltd. 15,200 227
Sekisui Chemical Co., Ltd. 17,100 319
Shin-Etsu Chemical Co., Ltd. 20,100 660
Sompo Holdings, Inc. 9,500 294
Sony Financial Holdings, Inc.(Æ) 18,700 21
Sony Group Corp. 18,900 544
Stanley Electric Co., Ltd. 13,200 267
Subaru Corp. 17,000 348
Sumitomo Mitsui Financial Group, Inc. 22,700 641
Sumitomo Mitsui Trust Holdings, Inc. 12,800 372
T&D Holdings, Inc. 16,400 402
Taiheiyo Cement Corp. 9,100 237
Takeda Pharmaceutical Co., Ltd. 12,200 356
Toyota Motor Corp. 20,000 385
Toyota Tsusho Corp. 2,700 75
Tsuruha Holdings, Inc. 12,200 195
Yamato Holdings Co., Ltd. 15,700 251
13,381
Luxembourg - 0.2%
RTL Group SA 13,268 544
Mexico - 0.2%
America Movil SAB de CV - ADR 16,455 346
Netherlands - 2.5%
ABN AMRO Bank NV(Þ) 15,340 491
Argenx SE(Æ) 542 393
ASM International NV 877 526
ASML Holding NV 1,000 972
Ferrari NV 322 156
Heineken NV 22 2
ING Groep NV 40,647 1,053
Koninklijke Philips NV 10,380 281
NN Group NV 6,275 441
Randstad NV 9,166 389
Universal Music Group NV 34,173 985
VEON, Ltd. - ADR(Æ) 1,530 83
5,772
Norway - 0.2%
Kongsberg Gruppen ASA 995 32
Norsk Hydro ASA 59,920 406
438
Singapore - 0.3%
DBS Group Holdings, Ltd. 7,600 302
SEA, Ltd. - ADR(Æ) 1,557 278
Singapore Telecommunications, Ltd. 400 1
United Overseas Bank, Ltd. 5,600 150
731

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 0.1%
Anglo American PLC 6 —
Old Mutual, Ltd. 269,758 209
Valterra Platinum, Ltd. 971 69
278
South Korea - 1.3%
Coway Co., Ltd. 4,538 319
Hyundai Mobis Co., Ltd. 1,875 399
KB Financial Group, Inc. 4,538 373
KT Corp. - ADR 3,480 68
Samsung Electronics Co., Ltd. 16,196 968
Shinhan Financial Group Co., Ltd. 12,880 650
SK Telecom Co., Ltd. 3,570 138
2,915
Spain - 0.7%
Aena SME SA(Þ) 11,985 328
Industria de Diseno Textil SA 19,149 1,056
Mapfre SA 54,143 256
1,640
Sweden - 0.9%
Industrivarden AB Class A 10,054 398
Investor AB Class B 16,054 501
SKF AB Class B 17,032 422
Telefonaktiebolaget LM Ericsson Class
B 99,727 825
2,146
Switzerland - 1.8%
Adecco Group AG 7,976 223
Belimo Holding AG 488 510
Cie Financiere Richemont SA Class A 1,684 321
Galderma Group AG 1,633 284
Logitech International SA 4,378 477
Schindler Holding AG 455 164
Sonova Holding AG 2,336 636
Swatch Group AG (The) Class B 1,861 349
UBS Group AG 29,174 1,191
4,155
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,000 128
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 13,666 3,817
3,945
Thailand - 0.2%
Kasikornbank PCL - NVDR 91,600 473
SCB X PCL - NVDR 23,600 94
567
United Kingdom - 4.3%
AstraZeneca PLC 3,240 487
AstraZeneca PLC - ADR 4,242 325
BAE Systems PLC 9,718 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British American Tobacco PLC 14,006 744
British Land Co. PLC (The)(ö) 11,104 52
BT Group PLC 124,190 319
Burberry Group PLC(Æ) 996 16
CK Hutchison Holdings, Ltd. Class B 18,000 119
Compass Group PLC 11,333 386
DCC PLC 5,079 326
easyJet PLC 59,239 370
HSBC Holdings PLC 56,334 792
International Consolidated Airlines
Group SA 61,465 319
J Sainsbury PLC 63,812 287
Kingfisher PLC 50,436 209
Land Securities Group PLC(ö) 15,242 119
Lloyds Banking Group PLC 489,132 551
NatWest Group PLC 79,797 560
Next PLC 57 10
Reckitt Benckiser Group PLC 6,451 496
RELX PLC 12,879 616
Rolls-Royce Holdings PLC 13,306 213
Standard Chartered PLC 35,054 677
Subsea 7 SA 23,325 482
Tate & Lyle PLC 7,679 46
TechnipFMC PLC 8,170 322
Unilever PLC 9,488 561
WPP PLC 60,500 299
9,972
United States - 61.6%
AbbVie, Inc. 3,807 881
Adobe, Inc.(Æ) 1,800 635
Airbnb, Inc. Class A(Æ) 7,649 929
Albemarle Corp. 1,457 118
Alphabet, Inc. Class A 10,340 2,514
Alphabet, Inc. Class C 25,837 6,293
Altria Group, Inc. 8,074 533
Amazon.com, Inc.(Æ) 27,439 6,025
American Express Co. 1,848 614
American Tower Corp.(ö) 2,487 478
Antero Midstream Corp. 14,178 276
Antero Resources Corp.(Æ) 1,276 43
API Group Corp.(Æ) 3,023 104
Apple, Inc. 36,676 9,339
Applied Materials, Inc. 9,033 1,849
Arista Networks, Inc.(Æ) 4,920 717
Atlassian Corp. Class A(Æ) 90 14
Autodesk, Inc.(Æ) 1,483 471
Baker Hughes Co. 18,966 924
Bank of America Corp. 28,730 1,482
Berkshire Hathaway, Inc. Class B(Æ) 2,836 1,426
Blackstone, Inc. Class A 2,916 498
Boeing Co. (The)(Æ) 2,181 471
Booking Holdings, Inc. 180 972
Boston Scientific Corp.(Æ) 3,427 335
BP PLC 79,333 454
Bristol-Myers Squibb Co. 11,452 516
Brixmor Property Group, Inc.(ö) 2 —

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
30 Global Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Broadcom, Inc. 12,001 3,959
BWX Technologies, Inc. 2 —
Cadence Design Systems, Inc.(Æ) 902 317
Capital One Financial Corp. 4,261 906
Charles Schwab Corp. (The) 13,241 1,264
Chemed Corp. 136 61
Chevron Corp. 4,723 733
Chipotle Mexican Grill, Inc. Class
A(Æ) 2,256 88
Cigna Group (The) 3,316 956
Cintas Corp. 918 188
Citigroup, Inc. 8,447 857
Clorox Co. (The) 80 10
CME Group, Inc. Class A 2,264 612
Coca-Cola Co. (The) 8,620 572
Cooper Cos, Inc. (The)(Æ) 10,377 711
Costco Wholesale Corp. 1,201 1,112
Crown Castle, Inc.(ö) 45 4
Danaher Corp. 3,086 612
Datadog , Inc. Class A(Æ) 2,061 293
Deckers Outdoor Corp.(Æ) 2,393 243
Delta Air Lines, Inc. 9,020 512
DoorDash , Inc. Class A(Æ) 1,618 440
DraftKings , Inc. Class A(Æ) 4,514 169
Edison International 8,093 447
Edwards Lifesciences Corp.(Æ) 3,916 304
Electronic Arts, Inc. 1,260 254
Elevance Health, Inc. 2,691 869
Eli Lilly & Co. 2,102 1,604
EMCOR Group, Inc. 553 359
EQT Corp. 1,889 103
Equifax, Inc. 3,930 1,008
Exxon Mobil Corp. 8,731 984
Fair Isaac Corp.(Æ) 241 361
Ferguson Enterprises, Inc. 1,718 386
Fiserv, Inc.(Æ) 1,364 176
Fox Corp. Class B 6,802 390
Garmin, Ltd. 1,248 307
GE Vernova , Inc. 739 454
General Dynamics Corp. 2,244 765
General Electric Co. 3,047 917
General Motors Co. 7,340 447
Gilead Sciences, Inc. 4,347 482
Goldman Sachs Group, Inc. (The) 972 774
GSK PLC 32,902 697
Haleon PLC 239,029 1,069
Halliburton Co. 23,822 586
HCA Healthcare, Inc. 3,326 1,417
Home Depot, Inc. (The) 1,964 796
HubSpot , Inc.(Æ) 219 102
IDEXX Laboratories, Inc.(Æ) 4 2
Insulet Corp.(Æ) 788 243
Intuitive Surgical, Inc.(Æ) 980 438
Johnson & Johnson 5,872 1,089
JPMorgan Chase & Co. 6,804 2,146
KLA Corp. 591 637
Linde PLC 2,595 1,233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lithia Motors, Inc. Class A 144 45
Lockheed Martin Corp. 1,084 541
Manhattan Associates, Inc.(Æ) 808 166
Marsh & McLennan Cos., Inc. 192 39
Marvell Technology, Inc. 3,050 256
MasTec , Inc.(Æ) 898 191
MasterCard, Inc. Class A 4,361 2,481
McKesson Corp. 54 42
Medpace Holdings, Inc.(Æ) 700 360
Merck & Co., Inc. 9,005 756
Meta Platforms, Inc. Class A 7,613 5,591
MetLife, Inc. 7,838 646
Microsoft Corp. 17,109 8,862
Molina Healthcare, Inc.(Æ) 79 15
Monster Beverage Corp.(Æ) 4,882 329
MSCI, Inc. Class A 1,533 870
Mueller Industries, Inc. 3,502 354
Nestle SA 1,847 169
Netflix, Inc. Class B(Æ) 1,123 1,346
NEXTracker , Inc. Class A(Æ) 4,760 352
Northrop Grumman Corp. 1,111 677
Novartis AG 6,225 783
NVIDIA Corp. 46,073 8,596
Oracle Corp. 3,421 962
O'Reilly Automotive, Inc.(Æ) 3,569 385
Otis Worldwide Corp. 3,759 344
Packaging Corp. of America 1,368 298
Palantir Technologies, Inc. Class A(Æ) 4,930 899
Parker-Hannifin Corp. 652 494
PepsiCo, Inc. 4,316 606
Pfizer, Inc. 18,959 483
PG&E Corp. 29,414 444
Philip Morris International, Inc. 3,093 502
Pilgrim's Pride Corp. 2,722 111
Procter & Gamble Co. (The) 7,638 1,174
Progressive Corp. (The) 1,906 471
Public Storage(ö) 312 90
Ralph Lauren Corp. Class A 6 2
Range Resources Corp. 6,528 246
ROBLOX Corp. Class A(Æ) 3,199 443
Roche Holding AG 3,613 1,180
Roku, Inc.(Æ) 1,629 163
Rollins, Inc. 2,141 126
RTX Corp. 5,042 844
S&P Global, Inc. 1,394 678
Salesforce, Inc. 3,970 941
Sanofi SA 7,457 688
Schneider Electric SE 5,474 1,527
Seagate Technology Holdings PLC 5,006 1,182
ServiceNow , Inc.(Æ) 530 488
Shell PLC 30,208 1,075
Smithfield Foods, Inc. 9,890 232
Spotify Technology SA(Æ) 352 246
Starbucks Corp. 3,014 255
Synopsys, Inc.(Æ) 1,387 684
Take-Two Interactive Software, Inc.(Æ) 1,297 335
Tesla, Inc.(Æ) 4,614 2,052

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TJX Cos., Inc. (The) 4,386 634
T-Mobile US, Inc. 1,800 431
Trade Desk, Inc. (The) Class A(Æ) 33 2
TransDigm Group, Inc. 929 1,224
Uber Technologies, Inc.(Æ) 14,350 1,406
Ulta Beauty, Inc.(Æ) 790 432
United Airlines, Inc.(Æ) 4,621 446
UnitedHealth Group, Inc. 5,545 1,915
Ventas, Inc.(ö) 3,656 256
Vertex Pharmaceuticals, Inc.(Æ) 1,498 587
Vertiv Holdings Co. Class A 4,362 658
Viking Holdings, Ltd.(Æ) 4,650 289
Visa, Inc. Class A 3,221 1,100
W.W. Grainger, Inc. 66 63
Walmart, Inc. 7,584 782
Webster Financial Corp. 3,832 228
Wells Fargo & Co. 7,778 652
Welltower , Inc.(ö) 4,083 727
Williams-Sonoma, Inc. 4 1
Workday, Inc. Class A(Æ) 3,418 823
142,149
Total Common Stocks
(cost $207,326) 225,073
Preferred Stocks - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA
2.922% (Ÿ) 7,058 569
Volkswagen AG
7.122% (Ÿ) 1,798 194
763
Total Preferred Stocks
(cost $767) 763
Short-Term Investments - 1.2%
United States - 1.2%
U.S. Cash Management Fund(@) 2,713,342 (∞) 2,713
Total Short-Term Investments
(cost $2,713) 2,713
Total Investments - 99.0%
(identified cost $210,806) 228,549
Other Assets and Liabilities,
Net - 1.0%
2,198
Net Assets - 100.0%
230,747

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
32 Global Equity Active ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.6%
ABN AMRO Bank NV 05/29/25 EUR 15,340 26.22 402
491
Aena SME SA 05/29/25 EUR 11,985 27.58 331
328
WH Group, Ltd. 05/29/25 HKD 486,000 0.98 477 527
1,346
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 14 USD 1,719 12/25
27
S&P 500 E-Mini Index Futures 44 USD 14,825 12/25
132
S&P/TSX 60 Index Futures 1 CAD 355 12/25 6
Short Positions
CAC40 Euro Index Futures 27 EUR 2,132 10/25
(26)
DAX Index Futures 3 EUR 1,801 12/25
(29)
EURO STOXX 50 Index Futures 22 EUR 1,219 12/25
(42)
FTSE 100 Index Futures 33 GBP 3,105 12/25
(49)
FTSE/MIB Index Futures 3 EUR 637 12/25
5
Hang Seng Index Futures 4 HKD 5,382 10/25
(9)
IBEX 35 Index Futures 4 EUR 620 10/25
(15)
MSCI Singapore Index Futures 18 SGD 805 10/25
1
OMXS30 Index Futures 21 SEK 5,597 10/25 (11)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (10)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 644 AUD 970 12/17/25 (2)
Bank of America USD 13 HKD 101 10/02/25 —
Bank of America USD 1,013 JPY 147,760 12/17/25 (6)
Bank of America CHF 826 USD 1,049 12/17/25 2
Bank of America EUR 2,460 USD 2,901 12/17/25 —
Bank of America GBP 950 USD 1,289 12/17/25 11
Bank of America JPY 168,000 USD 1,139 12/17/25 (6)
Barclays USD 641 AUD 970 12/17/25 1
Barclays USD 1,012 JPY 147,760 12/17/25 (5)
Barclays CHF 826 USD 1,047 12/17/25 —
Barclays EUR 2,460 USD 2,894 12/17/25 (7)
Barclays GBP 950 USD 1,286 12/17/25 8
Goldman Sachs USD 643 AUD 970 12/17/25 —

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 33
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Goldman Sachs USD 1,013 JPY 147,760 12/17/25 (6)
Goldman Sachs CHF 826 USD 1,047 12/17/25 —
Goldman Sachs EUR 2,460 USD 2,897 12/17/25 (4)
Goldman Sachs GBP 950 USD 1,287 12/17/25 9
Morgan Stanley USD 642 AUD 970 12/17/25 —
Morgan Stanley USD 1,012 JPY 147,760 12/17/25 (5)
Morgan Stanley CHF 826 USD 1,047 12/17/25 —
Morgan Stanley EUR 2,460 USD 2,895 12/17/25 (6)
Morgan Stanley GBP 950 USD 1,286 12/17/25 9
Standard Chartered USD 642 AUD 970 12/17/25 1
Standard Chartered USD 1,012 JPY 147,760 12/17/25 (5)
Standard Chartered CHF 826 USD 1,047 12/17/25 —
Standard Chartered EUR 2,460 USD 2,895 12/17/25 (6)
Standard Chartered GBP 950 USD 1,286 12/17/25 7
State Street USD 5 BRL 28 10/01/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (10)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 654 $ — $ —
$ —
$ 654
Austria 1,615 — —
—
1,615
Belgium 658 — —
—
658
Brazil 1,716 — —
—
1,716
Canada 3,001 — —
—
3,001
China 2,269 — —
—
2,269
Denmark 3,309 — —
—
3,309
Finland 1,640 — —
—
1,640
France 8,020 — —
—
8,020
Germany 4,205 — —
—
4,205
Hong Kong 2,979 — —
—
2,979
India 589 — —
—
589
Ireland 2,011 — —
—
2,011
Israel 594 — —
—
594
Italy 2,834 — —
—
2,834
Japan 13,381 — —
—
13,381
Luxembourg 544 — —
—
544
Mexico 346 — —
—
346

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
34 Global Equity Active ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Netherlands 5,772 — —
—
5,772
Norway 438 — —
—
438
Singapore 731 — —
—
731
South Africa 278 — —
—
278
South Korea 2,915 — —
—
2,915
Spain 1,640 — —
—
1,640
Sweden 2,146 — —
—
2,146
Switzerland 4,155 — —
—
4,155
Taiwan 3,945 — —
—
3,945
Thailand 567 — —
—
567
United Kingdom 9,972 — —
—
9,972
United States 142,149 — —
—
142,149
Preferred Stocks 763 — — — 763
Short-Term Investments — — — 2,713 2,713
Total Investments 225,836 — — 2,713 228,549
Other Financial Instruments
Assets
Futures Contracts 171 — — — 171
Foreign Currency Exchange Contracts — 48 — — 48
Liabilities
Futures Contracts (181) — — — (181)
Foreign Currency Exchange Contracts — (58) — — (58)
Total Other Financial Instruments
*
$ (10) $ (10) $ — $ — $ (20)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
30,125 13.0

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 35
Consumer Staples ...............................................................................
8,934 3.9
Energy ................................................................................................
9,137 3.9
Financial Services ..............................................................................
42,776 18.5
Health Care ........................................................................................
24,500 10.6
Materials and Processing ...................................................................
7,531 3.3
Producer Durables ..............................................................................
19,560 8.5
Technology .........................................................................................
78,157 33.9
Utilities ...............................................................................................
4,353 1.9
Preferred Stocks
Consumer Discretionary ....................................................................
194 0.1
Consumer Staples ...............................................................................
569 0.2
Short-Term Investments .............................................................
2,713 1.2
Total Investments ............................................................................... 228,549 99.0

See accompanying notes which are an integral part of the financial statements.
36 Global Equity Active ETF
Russell Investments Exchange Traded Funds
Global Equity Active ETF
Fair Value of Derivative Instruments — September 30, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 48
Variation margin on futures contracts* 171 —
Total
$ 171 $ 48
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 181 $ —
Unrealized depreciation on foreign currency exchange contracts — 58
Total
$ 181 $ 58
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 858 $ —
Foreign currency exchange contracts — (306)
Total
$ 858 $ (306)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (10) $ —
Foreign currency exchange contracts — (10)
Total
$ (10) $ (10)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Balance Sheet Offsetting of Financial and Derivative Instruments —
September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 37
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 48 $ — $ 48
Total Financial and Derivative Assets
48 — 48
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 48 $ — $ 48
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1 3 $ 1 3 $ — $ —
Barclays
9 9 — —
Goldman Sachs
9 9 — —
Morgan Stanley
8 8 — —
Standard Chartered
9 9 — —
Total
$ 48 $ 48 $ — $ —

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— September 30, 2025
See accompanying notes which are an integral part of the financial statements.
38 Global Equity Active ETF
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 58 $ — $ 58
Total Financial and Derivative Liabilities
58 — 58
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 58 $ — $ 58
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 14 $ 1 3 $ — $ 1
Barclays 12 9 — 3
Goldman Sachs 10 9 — 1
Morgan Stanley 11 8 — 3
Standard Chartered 11 9 — 2
Total
$ 58 $ 48 $ — $ 10
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Global Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 39
Statement of Assets and Liabilities — September 30, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 210,806
Investments, at fair value(>) ........................................................................................................................................................
228,549
Foreign currency holdings(^) ....................................................................................................................................................... 155
Cash collateral for in-kind contributions ..................................................................................................................................... 459
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 48
Receivables:
Dividends and interest ...................................................................................................................................................... 265
Dividends from affiliated funds ....................................................................................................................................... 12
Foreign capital gains taxes recoverable ........................................................................................................................... 20
From broker(a) ................................................................................................................................................................. 1,916
Total assets ...............................................................................................................................................................
231,424
Liabilities
Payables:
Collateral upon receipt of securities in-kind .................................................................................................................... 459
Investments purchased ..................................................................................................................................................... 62
Accrued fees to affiliates .................................................................................................................................................. 89
Variation margin on futures contracts .............................................................................................................................. 9
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 58
Total liabilities ...........................................................................................................................................................
677
Net Assets ...............................................................................................................................................................
$ 230,747
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 17,70 9
Shares of beneficial interest .........................................................................................................................................................
81
Additional paid-in capital ............................................................................................................................................................
212,95 7
Net Assets ...............................................................................................................................................................
$ 230,747
(>)     Investments in affiliates, U.S. Cash Management Fund $ 2,713
(^)     Foreign currency holdings - cost $ 155
(a)     Receivable from Broker for Futures $ 1,916
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 28.49
Net assets ............................................................................................................................................................................. $ 230,747,126
Shares outstanding ($.01 par value) ..................................................................................................................................... 8,100,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Global Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
40 Global Equity Active ETF
Statement of Operations — For the Period Ended September 30, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,021
Dividends from affiliated funds ....................................................................................................................................... 35
Interest .............................................................................................................................................................................. 9
Less foreign taxes withheld ............................................................................................................................................ (57)
Total investment income ..............................................................................................................................................................
1,008
Expenses
Advisory fees ................................................................................................................................................................... 325
Expenses before reductions .............................................................................................................................................. 325
Expense reductions .......................................................................................................................................................... (55)
Net expenses ................................................................................................................................................................................
270
Net investment income (loss) .......................................................................................................................................................
738
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,313)
Futures contracts .............................................................................................................................................................. 858
Foreign currency exchange contracts ............................................................................................................................... (306)
Foreign currency-related transactions .............................................................................................................................. 7
In-kind redemptions ......................................................................................................................................................... 559
Net realized gain (loss) ................................................................................................................................................................
(195)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 17,743
Futures contracts .............................................................................................................................................................. (10)
Foreign currency exchange contracts ............................................................................................................................... (10)
Foreign currency-related transactions .............................................................................................................................. 3
Net change in unrealized appreciation (depreciation) ................................................................................................................. 17,726
Net realized and unrealized gain (loss) ........................................................................................................................................ 17,531
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 18,269
(1)     For the period May 29, 2025 (inception date) to September 30, 2025.

Russell Investments Exchange Traded Funds
Global Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 41
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 738
Net realized gain (loss) ................................................................................................................ (195)
Net change in unrealized appreciation (depreciation) ................................................................. 17,726
Net increase (decrease) in net assets from operations ....................................................................... 18,269
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 212,478
Total Net Increase (Decrease) in Net Assets ...................................................................
230,747
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 230,747
* Share transaction amounts (in thousands) for the period ended September 30, 2025 were as follows:
2025
(1)
Shares Dollars
Shares created 8,350 $ 219,275
Shares redeemed (250) (6,797)
Total increase (decrease)
8,100 $ 212,478
(1) For the period May 29, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
42 Global Equity Active ETF
Russell Investments Exchange Traded Funds
Global Equity Active ETF
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
09/30/25
(ƣ)
Per-Share Data
–
$ Net Asset Value, Beginning of Period 25. 37
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.12
$ Net Realized and Unrealized Gain (Loss) 3. 00
$ Total from Investment Operations 3. 12
$ Net Asset Value, End of Period 28.49
% Total Return
(ǿ)
12.27
–
Ratios/Supplemental Data
–
$ Net Assets, End of Period (000) 230,747
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.59
% Expenses, Net
(Ƃ)(ɯ)
.49
% Net Investment Income
(Ƃ)(ɯ)
1.34
% Portfolio Turnover Rate
(ǿ) (Ω)
2 4

Russell Investments Exchange Traded Funds
Global Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
Global Equity Active ETF 43
Related Party Transactions, Fees and Expenses
Accrued advisory fees payable to affiliates as of September 30, 2025 were $88,968.
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal period ended September 30, 2025 , the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, gains or losses from in-kind redemptions, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At September 30, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 14,963 $ 12,250 $ — $ — $ 2,713 $ 35 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 210,965,629 $ 20,466,133 $ (2,938,538) $ 17,527,595
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 618,223 $ (439,317) $ 17,530,232 $ — $ — $ 17,709,138
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’ s next taxable year.
September 30, 2025
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —
Total distributable earnings (losses)
$ (560)
Additional paid-in capital
560

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
44 Emerging Markets Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.5%
Austria - 0.2%
Erste Group Bank AG 1,188 116
Brazil - 6.2%
Ambev SA - ADR 74,788 167
B3 SA - Brasil Bolsa Balcao (Æ) 94,464 238
Banco Bradesco SA - ADR 68,428 231
Banco do Brasil SA 31,728 132
Centrais Eletricas Brasileiras SA - ADR 21,654 215
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp - ADR 6,303 157
Cia Energetica de Minas Gerais - ADR 93,744 198
Cosan SA - ADR(Æ) 13,708 63
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 12,079 70
Dexco SA 56,198 61
Embraer SA - ADR 4,148 251
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 7,312 49
Hypera SA 26,063 111
Itau Unibanco Holding SA - ADR 33,561 246
Localiza Rent a Car SA(Æ) 26,234 194
Lojas Renner SA(Æ) 27,158 77
MBRF Global Foods Company SA 4,738 17
MercadoLibre , Inc.(Æ) 135 315
NU Holdings, Ltd. Class A(Æ) 29,290 469
Petroleo Brasileiro SA - ADR 15,273 183
Raia Drogasil SA 27,696 96
Suzano SA(Æ) 5,503 52
TIM SA - ADR 8,014 179
Vale SA Class B - ADR 31,391 341
WEG SA 21,949 151
4,263
Canada - 0.4%
Barrick Mining Corp. 5,616 184
Parex Resources, Inc. 8,079 106
290
Chile - 0.1%
Enel Americas SA 324,915 33
China - 30.1%
AAC Technologies Holdings, Inc. 14,500 85
Agricultural Bank of China, Ltd. Class
A 110,400 103
Akeso , Inc. Class B(Æ)(Þ) 6,000 109
Alibaba Group Holding, Ltd. - ADR 13,469 2,407
Aluminum Corp. of China, Ltd. Class A 105,600 122
Aluminum Corp. of China, Ltd. Class H 96,000 100
Anta Sports Products, Ltd. 21,000 252
Atour Lifestyle Holdings, Ltd. - ADR 2,880 108
Autohome , Inc. - ADR 1,060 30
Baidu, Inc. - ADR(Æ) 3,601 475
Bank of China, Ltd. Class H 408,000 223
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 35,000 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BeOne Medicines, Ltd. Class H(Æ) 5,600 148
Bilibili , Inc. Class Z(Æ) 5,580 161
Bosideng International Holdings, Ltd. 116,000 69
Budweiser Brewing Co. APAC, Ltd.(Þ) 53,900 57
BYD Co., Ltd. Class H 30,000 425
CEVIA Enviro, Inc. Class A 20,500 44
China Construction Bank Corp. Class H 645,000 620
China CSSC Holdings, Ltd. Class A 19,200 93
China Galaxy Securities Co., Ltd. Class
H 13,500 21
China International Capital Corp., Ltd.
Class H(Þ) 68,400 188
China Life Insurance Co., Ltd. Class H 33,000 94
China Mengniu Dairy Co., Ltd. 83,000 160
China Merchants Bank Co., Ltd. Class
H 61,000 367
China Overseas Land & Investment,
Ltd. 96,000 177
China Petroleum Engineering Co., Ltd.
Class A 87,400 42
China Resources Land, Ltd. 42,000 164
China Tower Corp., Ltd. Class H(Þ) 14,500 21
Chow Tai Fook Jewellery Group, Ltd. 76,800 154
CITIC Securities Co., Ltd. Class H 17,500 69
CMOC Group, Ltd. Class A 22,500 50
Consun Pharmaceutical Group, Ltd. 59,000 130
Contemporary Amperex Technology
Co., Ltd. Class A 4,800 271
Contemporary Amperex Technology
Co., Ltd. Class H 1,700 125
DiDi Global, Inc. - ADR(Æ) 7,150 44
Dongfang Electric Corp., Ltd. Class A 4,900 13
Eastroc Beverage Group Co., Ltd.(Æ) 2,605 111
Eoptolink Technology Inc., Ltd. Class A 1,500 77
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 18,300 100
Full Truck Alliance Co., Ltd. - ADR 8,493 110
Geely Automobile Holdings, Ltd. 25,000 63
GF Securities Co., Ltd. Class A 24,500 77
Giant Biogene Holding Co., Ltd.(Þ) 12,600 92
Great Wall Motor Co., Ltd. Class H 72,000 155
Guosen Securities Co., Ltd. Class A 48,000 91
Guotai Haitong Securities Co., Ltd.
Class H(Þ) 57,600 119
Guoyuan Securities Co., Ltd. Class A 37,890 49
H World Group, Ltd. - ADR 3,240 127
Haier Smart Home Co., Ltd. Class H 76,800 250
Henan Pinggao Electric Co., Ltd. Class
A 5,900 14
Hisense Visual Technology Co., Ltd.
Class A 16,100 55
Huatai Securities Co., Ltd. Class A 40,000 122
Industrial & Commercial Bank of
China, Ltd. Class H 290,000 214
Innovent Biologics, Inc.(Æ)(Þ) 9,000 112
JD Health International, Inc.(Æ)(Þ) 4,250 36
JD.com, Inc. - ADR 12,053 422

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Equity Active ETF 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 700 7
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 3,000 34
Jinduicheng Molybdenum Co., Ltd.
Class A 22,600 49
Joincare Pharmaceutical Group Industry
Co., Ltd. Class A 21,000 37
Kanzhun , Ltd. - ADR(Æ) 3,689 86
KE Holdings, Inc. - ADR 4,130 78
Kingsoft Corp., Ltd. 27,200 121
Kuaishou Technology(Þ) 11,300 123
Laopu Gold Co., Ltd. Class H 200 18
Lenovo Group, Ltd. 106,000 157
LexinFintech Holdings, Ltd. - ADR 1,296 7
Li Ning Co., Ltd. 52,000 118
Longfor Group Holdings, Ltd.(Þ) 72,000 110
Meituan Class B(Æ)(Þ) 30,200 406
Midea Group Co., Ltd. Class A 1,700 17
NetEase , Inc. - ADR 2,325 353
Ningbo Jintian Copper Group Co., Ltd.
Class A 35,900 62
PDD Holdings, Inc. - ADR(Æ) 941 124
PICC Property & Casualty Co., Ltd.
Class H 20,000 45
Ping An Insurance Group Co. of China,
Ltd. Class A 200 2
Ping An Insurance Group Co. of China,
Ltd. Class H 72,000 491
Pop Mart International Group, Ltd.(Þ) 9,400 322
Qfin Holdings, Inc. - ADR 689 20
SAIC Motor Corp., Ltd. Class A 25,700 62
Satellite Chemical Co., Ltd. Class A 8,200 22
SDIC Capital Co., Ltd. Class A 62,200 69
SF Holding Co., Ltd. Class H 11,800 56
Shandong Gold Mining Co., Ltd. Class
H(Þ) 9,250 44
Shandong Nanshan Aluminum Co., Ltd.
Class A 71,600 40
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 116,400 87
Shanying International Holdings Co.,
Ltd. Class A(Æ) 14,700 4
Shenzhou International Group
Holdings, Ltd. 8,600 68
Starlake Bioscience Co., Inc. Zhaoqing
Guangdong Class A 60,800 65
Sunny Optical Technology Group Co.,
Ltd. 11,700 136
Tencent Holdings, Ltd. 43,200 3,681
Tencent Music Entertainment Group
- ADR 5,136 120
Trip.com Group, Ltd. - ADR 4,788 360
Vipshop Holdings, Ltd. - ADR 5,184 102
Weichai Power Co., Ltd. Class H 96,000 172
Wilmar International, Ltd. 31,900 70
WuXi AppTec Co., Ltd. Class A 4,800 76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WuXi AppTec Co., Ltd. Class H(Þ) 12,600 192
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 24,500 129
Xiamen ITG Group Corp.,Ltd . Class A 23,000 20
Xiaomi Corp. Class B(Æ)(Þ) 112,000 777
Xinyi Glass Holdings, Ltd. 105,000 122
Xinyi Solar Holdings, Ltd. 140,000 62
Yealink Network Technology Corp.,
Ltd. Class A 4,700 24
Yum China Holdings, Inc. 1,463 63
Yunnan Tin Co., Ltd. Class A 5,400 18
Yutong Bus Co.,Ltd . Class A 16,700 64
Zai Lab, Ltd.(Æ) 4,200 14
Zhefu Holding Group Co., Ltd. Class A 47,100 27
Zhejiang Leapmotor Technology Co.,
Ltd. Class H(Æ)(Þ) 4,600 39
Zhejiang Longsheng Group Co., Ltd.
Class A 32,800 46
Zhejiang NHU Co., Ltd. Class A 28,800 96
Zhongsheng Group Holdings, Ltd. 54,500 102
Zijin Mining Group Co., Ltd. Class A 15,100 62
Zijin Mining Group Co., Ltd. Class H 90,000 377
ZTO Express (Cayman), Inc. - ADR 7,867 151
20,584
Colombia - 0.4%
Ecopetrol SA - ADR 8,426 77
Grupo Cibest SA - ADR 3,789 197
274
Greece - 1.1%
Alpha Bank SA 45,649 194
Eurobank Ergasias SA 24,336 94
National Bank of Greece SA 12,432 181
OPAP SA 5,542 129
Piraeus Financial Holdings SA(Æ) 14,928 126
724
Hong Kong - 1.5%
AIA Group, Ltd. 26,800 257
ASMPT, Ltd. 11,200 118
Hong Kong Exchanges & Clearing, Ltd. 1,000 57
Sino Biopharmaceutical, Ltd. 280,000 293
WH Group, Ltd.(Þ) 264,000 286
1,011
Hungary - 0.5%
OTP Bank PLC 4,037 349
India - 12.5%
Apollo Hospitals Enterprise, Ltd. 3,072 256
Avenue Supermarts , Ltd.(Æ)(Þ) 2,256 114
Axis Bank, Ltd. 18,191 232
Bajaj Finance, Ltd. 42,114 474
Bank of Baroda 30,720 89
Bharat Electronics, Ltd. 79,954 364
Bharti Airtel, Ltd. 29,043 614
Britannia Industries, Ltd. 2,976 201
Canara Bank 85,918 120

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
46 Emerging Markets Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cipla , Ltd. 4,704 80
Dixon Technologies India, Ltd.(Þ) 480 88
DLF, Ltd. 14,784 119
Eternal, Ltd.(Æ) 47,712 175
GAIL India, Ltd. 5,724 11
GMR Infrastructure, Ltd.(Æ) 50,299 49
Godrej Properties, Ltd.(Æ) 3,168 70
HCL Technologies, Ltd. 10,272 160
HDFC Asset Management Co., Ltd.(Þ) 1,979 123
HDFC Bank, Ltd. - ADR 25,787 881
HDFC Life Insurance Co., Ltd.(Þ) 16,944 144
Hero MotoCorp, Ltd. 1,130 70
Hindalco Industries, Ltd. 9,349 80
Hindustan Aeronautics, Ltd.(Þ) 2,496 134
Hindustan Petroleum Corp., Ltd. 9,731 48
ICICI Bank, Ltd. - ADR 15,160 458
Indian Hotels Co., Ltd. (The) 16,848 137
Infosys, Ltd. - ADR 17,070 278
ITC, Ltd. 9,027 41
JSW Energy, Ltd. 4,330 26
Larsen & Toubro, Ltd. 236 10
LIC Housing Finance, Ltd. 3,402 22
Lupin , Ltd. 4,752 102
Macrotech Developers, Ltd.(Þ) 5,136 66
Mahindra & Mahindra, Ltd. 7,248 280
MakeMyTrip , Ltd.(Æ) 595 56
Max Healthcare Institute, Ltd. 11,424 143
Mphasis , Ltd. 1,300 39
National Aluminium Co., Ltd. 30,851 74
Paradeep Phosphates, Ltd.(Þ) 22,761 50
Persistent Systems, Ltd. 1,195 65
Petronet LNG, Ltd. 32,400 102
Phoenix Mills, Ltd. (The) 4,512 79
Power Finance Corp., Ltd. 19,406 90
Reliance Industries, Ltd. 36,632 563
Shriram Finance, Ltd. 20,285 141
State Bank of India 14,160 139
Sun Pharmaceutical Industries, Ltd. 9,888 178
Tata Motors, Ltd. 4,377 33
Tech Mahindra, Ltd. 5,856 92
Titan Co., Ltd. 4,312 163
TVS Motor Co., Ltd. 2,688 104
UPL, Ltd. 37,104 274
Vedanta, Ltd. 2,642 14
8,515
Indonesia - 1.4%
Astra International Tbk PT 592,463 205
Bank Central Asia Tbk PT 528,700 242
Bank Mandiri Persero Tbk PT 535,800 142
Bank Rakyat Indonesia Persero Tbk PT 919,700 215
Telkom Indonesia Persero Tbk PT 978,800 180
984
Italy - 0.0%
Coca-Cola HBC AG(Æ) 551 26
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kazakhstan - 0.3%
Air Astana JSC - GDR(Þ) 4,324 26
Kaspi.KZ JSC - ADR 1,944 159
185
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 46,000 253
Malaysia - 0.3%
Petronas Chemicals Group Bhd 52,600 53
Public Bank Bhd 177,600 183
236
Mexico - 2.1%
America Movil SAB de CV 63,955 67
Arca Continental SAB de CV 7,979 84
Cemex SAB de CV 60,554 54
Fresnillo PLC 11,232 357
Grupo Financiero Banorte SAB de CV
Class O 30,790 310
Kimberly-Clark de Mexico SAB de CV
Class A 69,986 148
Southern Copper Corp. 808 98
Ternium SA - ADR 3,311 115
Wal-Mart de Mexico SAB de CV 69,619 215
1,448
Netherlands - 0.3%
ASML Holding NV Class G 153 148
Ferrari NV 55 27
175
Peru - 0.4%
Credicorp , Ltd. 1,031 274
Philippines - 0.5%
Ayala Land, Inc. 195,000 82
BDO Unibank , Inc. 51,370 117
International Container Terminal
Services, Inc. 18,240 148
347
Poland - 0.8%
Bank Polska Kasa Opieki SA 1,085 52
Dino Polska SA(Æ)(Þ) 7,887 95
ORLEN SA 5,861 140
Powszechna Kasa Oszczednosci Bank
Polski SA 6,780 131
Powszechny Zaklad Ubezpieczen SA 6,762 101
519
Qatar - 0.2%
Qatar National Bank QPSC 28,030 143
Saudi Arabia - 2.2%
Al Rajhi Bank 16,899 483
Banque Saudi Fransi 9,301 44
Dr Sulaiman Al Habib Medical Services
Group Co. 679 49

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Equity Active ETF 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Etihad Etisalat Co. 9,152 165
Riyad Bank 13,080 95
Saudi Arabian Oil Co.(Þ) 32,628 214
Saudi Awwal Bank 16,238 139
Saudi National Bank (The) 31,670 331
Saudi Telecom Co. 644 7
1,527
Singapore - 0.8%
Grab Holdings, Ltd. Class A(Æ) 27,033 163
Sea, Ltd. - ADR(Æ) 2,216 396
559
South Africa - 2.5%
Absa Group, Ltd. 17,298 182
Anglogold Ashanti PLC 5,452 384
Bidvest Group, Ltd. (The) 1,460 18
Clicks Group, Ltd. 1,875 38
FirstRand, Ltd. 49,126 221
Gold Fields, Ltd. 9,480 400
Naspers, Ltd. Class N 796 288
Sibanye Stillwater, Ltd.(Æ) 67,353 192
1,723
South Korea - 12.8%
Amorepacific Corp. 1,392 121
Cheil Worldwide, Inc. 5,832 84
CJ CheilJedang Corp. 490 80
Coupang , Inc.(Æ) 4,400 142
DB Insurance Co., Ltd. 1,920 190
Hana Financial Group, Inc. 4,128 257
Hankook Tire & Technology Co., Ltd. 4,848 133
Hanwha Aerospace Co., Ltd. 336 265
HD Hyundai Electric Co., Ltd. 432 179
HD Hyundai Heavy Industries Co., Ltd. 437 160
Hyundai Engineering & Construction
Co., Ltd. 633 25
Hyundai Heavy Industries Co., Ltd. 961 282
Hyundai Mobis Co., Ltd. 1,056 225
Hyundai Motor Co. 859 132
Hyundai Robotics Co., Ltd. 1,855 205
Hyundai Rotem Co., Ltd. 1,337 209
Kakao Corp. 919 39
KB Financial Group, Inc. - ADR 3,991 331
KEPCO Plant Service & Engineering
Co., Ltd. 705 24
Korea Electric Power Corp. - ADR 18,691 244
Korea Investment Holdings Co., Ltd. 1,943 201
Krafton , Inc.(Æ) 54 11
KT Corp. - ADR 859 17
KT&G Corp. 1,488 142
LG Electronics, Inc. Class H 1,429 77
LG Uplus Corp. 2,337 26
Mando Corp. 759 18
NAVER Corp. 1,056 202
Samsung Biologics Co., Ltd.(Æ)(Þ) 215 153
Samsung Electro-Mechanics Co., Ltd. 2,448 338
Samsung Electronics Co., Ltd. 30,955 1,851
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Fire & Marine Insurance Co.,
Ltd. 480 154
Samsung Heavy Industries Co., Ltd.(Æ) 6,681 104
Samsung Securities Co., Ltd. 2,592 132
Shinhan Financial Group Co., Ltd.
- ADR 6,232 314
SK Hynix, Inc. 4,944 1,224
SK Square Co., Ltd.(Æ) 289 41
SK Telecom Co., Ltd. - ADR 6,054 131
S-Oil Corp.(Æ) 2,928 130
Woori Financial Group, Inc. - ADR 2,800 157
8,750
Taiwan - 16.3%
Accton Technology Corp. 11,000 377
Arcadyan Technology Corp. 12,000 87
Asia Vital Components Co., Ltd. 2,000 64
Asustek Computer, Inc. 3,673 81
Bizlink Holding, Inc. 9,059 306
Compal Electronics, Inc. 144,000 153
CTBC Financial Holding Co., Ltd. 22,000 31
Delta Electronics, Inc. 15,000 420
E Ink Holdings, Inc. 2,000 16
E.Sun Financial Holding Co., Ltd. 119,051 130
Elite Material Co., Ltd. 1,000 40
Fubon Financial Holding Co., Ltd. 92,250 267
Gigabyte Technology Co., Ltd. 4,000 39
Globalwafers Co., Ltd. 9,000 138
Hiwin Technologies Corp. 17,000 120
Hon Hai Precision Industry Co., Ltd. 83,000 588
International Games System Co., Ltd. 1,000 26
KGI Financial Holding Co., Ltd. 356,530 175
Largan Precision Co., Ltd. 2,000 154
Lite-On Technology Corp. 6,000 34
MediaTek , Inc. 17,000 734
Realtek Semiconductor Corp. 12,000 217
Taiwan Semiconductor Manufacturing
Co., Ltd. 144,000 6,166
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 2,366 661
Yuanta Financial Holding Co., Ltd. 98,990 113
11,137
Thailand - 2.1%
Advanced Info Service PCL - NVDR 10,800 97
Bangkok Bank PCL - NVDR 29,400 135
Bangkok Dusit Medical Services PCL
- NVDR 99,100 63
Charoen Pokphand Foods PCL - NVDR 171,300 118
CP ALL PCL - NVDR 83,400 121
Indorama Ventures PCL - NVDR 126,100 87
Kasikornbank PCL - NVDR 26,900 139
PTT Exploration & Production PCL
- NVDR 25,200 90
PTT Oil & Retail Business PCL
- NVDR 221,300 97
SCB X PCL - NVDR 35,000 139

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
48 Emerging Markets Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siam Cement PCL (The) - NVDR 18,000 128
Srisawad Corp. PCL - NVDR 110,400 102
Thai Beverage PCL 297,700 107
1,423
Turkey - 0.9%
Akbank TAS 97,528 147
Aselsan Elektronik Sanayi Ve Ticaret
AS 19,282 100
BIM Birlesik Magazalar AS 9,900 129
Haci Omer Sabanci Holding AS 25,703 53
Turk Hava Yollari AO 9,656 73
Turkcell Iletisim Hizmetleri AS 26,361 62
Turkiye Petrol Rafinerileri AS 12,896 58
622
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC 28,498 113
Aldar Properties PJSC 72,312 187
Dubai Islamic Bank PJSC 27,335 71
Emaar Development PJSC 23,314 85
Emaar Properties PJSC 99,670 354
First Abu Dhabi Bank PJSC 32,262 137
Salik Co. PJSC 57,792 95
1,042
United Kingdom - 0.2%
HSBC Holdings PLC 5,002 70
Investec PLC 8,839 66
136
United States - 0.5%
Cognizant Technology Solutions Corp.
Class A 1,242 83
Freeport-McMoRan, Inc. 2,496 98
Globant SA(Æ) 1,018 59
JBS NV - BDR(Æ) 1,733 26
JBS NV Class A(Æ) 960 14
Netflix, Inc. Class B(Æ) 36 43
323
Total Common Stocks
(cost $60,697) 67,991
Preferred Stocks - 0.0%
India - 0.0%
TVS Motor Co.
6.000% (Æ)(Š) 10,752 1
Total Preferred Stocks
(cost $—) 1
Short-Term Investments - 0.1%
United States - 0.1%
U.S. Cash Management Fund(@) 95,042 (∞) 95
Total Short-Term Investments
(cost $95) 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 99.6%
(identified cost $60,792) 68,087
Other Assets and Liabilities,
Net - 0.4%
247
Net Assets - 100.0%
68,334

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Equity Active ETF 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
6.5%
Air Astana JSC 05/29/25 4,324 5.71 25
26
Akeso , Inc. 07/09/25 HKD 6,000 14.80 89
109
Avenue Supermarts , Ltd. 05/29/25 INR 2,256 47.68 108
114
Budweiser Brewing Co. APAC, Ltd. 05/29/25 HKD 53,900 1.08 58
57
China International Capital Corp., Ltd. 05/29/25 HKD 68,400 2.15 147
188
China Tower Corp., Ltd. 07/09/25 HKD 14,500 1.45 21
21
Dino Polska SA 06/11/25 PLN 7,887 13.48 106
95
Dixon Technologies India, Ltd. 05/29/25 INR 480 175.57 84
88
Giant Biogene Holding Co., Ltd. 05/29/25 HKD 12,600 7.55 95
92
Guotai Haitong Securities Co., Ltd. 05/29/25 HKD 57,600 1.69 97
119
Hapvida Participacoes e Investimentos SA 09/23/25 BRL 7,312 7.19 53
49
HDFC Asset Management Co., Ltd. 05/29/25 INR 1,979 60.76 120
123
HDFC Life Insurance Co., Ltd. 05/29/25 INR 16,944 8.83 150
144
Hindustan Aeronautics, Ltd. 05/29/25 INR 2,496 56.85 142
134
Innovent Biologics, Inc. 09/23/25 HKD 9,000 12.09 109
112
JD Health International, Inc. 09/23/25 HKD 4,250 8.66 37
36
Kuaishou Technology 09/23/25 HKD 11,300 9.38 106
123
Longfor Group Holdings, Ltd. 05/29/25 HKD 72,000 1.27 91
110
Macrotech Developers, Ltd. 05/29/25 INR 5,136 16.28 84
66
Meituan 05/29/25 HKD 30,200 17.27 521
406
Paradeep Phosphates, Ltd. 09/23/25 INR 22,761 2.01 46
50
Pop Mart International Group, Ltd. 05/29/25 HKD 9,400 34.13 321
322
Samsung Biologics Co., Ltd. 05/29/25 KRW 215 750.45 161
153
Saudi Arabian Oil Co. 05/29/25 SAR 32,628 6.61 216
214
Shandong Gold Mining Co., Ltd. 07/09/25 HKD 9,250 3.43 32
44
WH Group, Ltd. 05/29/25 HKD 264,000 0.97 257
286
WuXi AppTec Co., Ltd. 05/29/25 HKD 12,600 10.51 132
192
Wuxi Biologics (Cayman), Inc. 07/09/25 HKD 24,500 3.86 94
129
Xiaomi Corp. 05/29/25 HKD 112,000 6.80 762
777
Zhejiang Leapmotor Technology Co., Ltd. 09/23/25 HKD 4,600 8.30 38 39
4,418
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Austria $ 116 $ — $ —
$ —
$ 116
Brazil 4,263 — —
—
4,263
Canada 290 — —
—
290
Chile 33 — —
—
33
China 20,584 — —
—
20,584
Colombia 274 — —
—
274
Greece 724 — —
—
724
Hong Kong 1,011 — —
—
1,011
Hungary 349 — —
—
349
India 8,515 — —
—
8,515
Indonesia 984 — —
—
984
Italy 26 — —
—
26

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
50 Emerging Markets Equity Active ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Kazakhstan 185 — —
—
185
Macao 253 — —
—
253
Malaysia 236 — —
—
236
Mexico 1,448 — —
—
1,448
Netherlands 175 — —
—
175
Peru 274 — —
—
274
Philippines 347 — —
—
347
Poland 519 — —
—
519
Qatar 143 — —
—
143
Saudi Arabia 1,527 — —
—
1,527
Singapore 559 — —
—
559
South Africa 1,723 — —
—
1,723
South Korea 8,750 — —
—
8,750
Taiwan 11,137 — —
—
11,137
Thailand 1,423 — —
—
1,423
Turkey 622 — —
—
622
United Arab Emirates 1,042 — —
—
1,042
United Kingdom 136 — —
—
136
United States 323 — —
—
323
Preferred Stocks — — 1 — 1
Short-Term Investments — — — 95 95
Total Investments $ 67,991 $ — $ 1 $ 95 $ 68,087
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
13,862 20 .3
Consumer Staples ...............................................................................
2,651 3 .9
Energy ................................................................................................
2,083 3 .1
Financial Services ..............................................................................
17,520 25 .6
Health Care ........................................................................................
2,647 3 .9
Materials and Processing ...................................................................
4,589 6 .7

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Equity Active ETF 51
Producer Durables ..............................................................................
4,228 6 .2
Technology .........................................................................................
18,414 26 .9
Utilities ...............................................................................................
1,997 2 .9
Preferred Stocks
Consumer Discretionary ....................................................................
1 —
*
Short-Term Investments .............................................................
95 0 .1
Total Investments ............................................................................... 68,087 99 .6
*
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
52 Emerging Markets Equity Active ETF
Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Fair Value of Derivative Instruments — September 30, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency exchange contracts $ (62)
For furt her disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Equity Active ETF 53
Statement of Assets and Liabilities — September 30, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 60,792
Investments, at fair value(>) ........................................................................................................................................................
68,087
Foreign currency holdings(^) ....................................................................................................................................................... 226
Receivables:
Dividends and interest ...................................................................................................................................................... 95
Dividends from affiliated funds ....................................................................................................................................... 1
Foreign capital gains taxes recoverable ........................................................................................................................... 1
Total assets ...............................................................................................................................................................
68,410
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 35
Deferred capital gains tax liability ................................................................................................................................... 41
Total liabilities ...........................................................................................................................................................
76
Net Assets ...............................................................................................................................................................
$ 68,334
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 7,290
Shares of beneficial interest .........................................................................................................................................................
24
Additional paid-in capital ............................................................................................................................................................
61,020
Net Assets ...............................................................................................................................................................
$ 68,334
(>)     Investments in affiliates, U.S. Cash Management Fund $ 95
(^)     Foreign currency holdings - cost $ 229
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 28.47
Net assets ............................................................................................................................................................................. $ 68,334,218
Shares outstanding ($.01 par value) ..................................................................................................................................... 2,400,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
54 Emerging Markets Equity Active ETF
Statement of Operations — For the Period Ended September 30, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 523
Dividends from affiliated funds ....................................................................................................................................... 6
Less foreign taxes withheld ............................................................................................................................................. (64)
Total investment income ..............................................................................................................................................................
465
Expenses
Advisory fees ................................................................................................................................................................... 131
Expenses before reductions .............................................................................................................................................. 131
Expense reductions .......................................................................................................................................................... (25)
Net expenses ................................................................................................................................................................................
106
Net investment income (loss) .......................................................................................................................................................
359
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (222)
Foreign currency exchange contracts ............................................................................................................................... (62)
Foreign currency-related transactions .............................................................................................................................. (35)
Net realized gain (loss) ................................................................................................................................................................
(319)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ($41)) ........................................................ 7,254
Foreign currency-related transactions .............................................................................................................................. (4)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 7,250
Net realized and unrealized gain (loss) ........................................................................................................................................ 6,931
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 7,290
(1)     For the period May 29, 2025 (inception date) to September 30, 2025.

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Equity Active ETF 55
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 359
Net realized gain (loss) ....................................................................................................................... (319)
Net change in unrealized appreciation (depreciation) ........................................................................ 7,250
Net increase (decrease) in net assets from operations .............................................................................. 7,290
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 61,044
Total Net Increase (Decrease) in Net Assets ........................................................................
68,334
Net Assets
Beginning of period .................................................................................................................................. —
End of period .............................................................................................................................................
$ 68,334
* Share transaction amounts (in thousands) for the period ended September 30, 2025 were as follows:
2025
(1)
Shares Dollars
Shares created 2,400 $ 61,044
Total increase (decrease)
2,400 $ 61,044
(1) For the period May 29, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
56 Emerging Markets Equity Active ETF
Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
09/30/25
(ƣ )
Per-Share Data
–
$ Net Asset Value, Beginning of Period 2 4 . 39
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
. 20
$ Net Realized and Unrealized Gain (Loss) 3 . 88
$ Total from Investment Operations 4 . 08
$ Net Asset Value, End of Period 28 .47
% Total Return
(ǿ)
16.75
–
Ratios/Supplemental Data
–
$ Net Assets, End of Period (000) 68,334
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
. 79
% Expenses, Net
(Ƃ)(ɯ)
. 64
% Net Investment Income
(Ƃ)(ɯ)
2 . 17
% Portfolio Turnover Rate
(ǿ)(Ω)
15

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Equity Active ETF 57
Related Party Transactions, Fees and Expenses
Accrued advisory fees payable to affiliates as of September 30, 2025 were $35,176.
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At September 30, 2025 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the fiscal period ended September 30, 2025, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, gains or losses from in-kind redemptions, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At September 30, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 20,708 $ 20,613 $ — $ — $ 95 $ 6 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 61,357,910 $ 7,813,002 $ (1,083,63 4 ) $ 6,729,36 8
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 832,246 $ (226,614) $ 6,684,379 $ — $ — $ 7,290,011
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’s next taxable year.
September 30, 2025
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Schedule of Investments — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
58 Global Infrastructure Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.5%
Australia - 6.7%
Atlas Arteria, Ltd. 80,212 261
Cleanaway Waste Management, Ltd. 275 —
Transurban Group(Æ) 125,433 1,145
1,406
Canada - 5.7%
Canadian Pacific Kansas City, Ltd. 4,750 354
Keyera Corp. 3,868 130
South Bow Corp. Class W 5,439 154
TC Energy Corp. 10,394 565
1,203
France - 3.8%
Aeroports de Paris SA 3,397 448
Getlink SE 12,587 231
Vinci SA 943 131
810
Germany - 0.7%
RWE AG 3,148 140
Hong Kong - 0.5%
Power Assets Holdings, Ltd. 15,500 98
Italy - 1.5%
Hera SpA 34,186 154
Infrastrutture Wireless Italiane SpA(Þ) 14,089 165
319
Japan - 3.4%
Central Japan Railway Co. 7,300 209
Chubu Electric Power Co., Inc. 10,400 145
Japan Airport Terminal Co., Ltd. 2,800 89
Osaka Gas Co., Ltd. 4,500 131
West Japan Railway Co. 6,500 143
717
Netherlands - 0.8%
Koninklijke Vopak NV 3,732 171
New Zealand - 1.3%
Auckland International Airport, Ltd. 61,628 281
Spain - 4.8%
Aena SME SA(Þ) 32,153 878
Cellnex Telecom SA(Þ) 3,655 127
1,005
Switzerland - 1.7%
Flughafen Zurich AG 1,156 352
United Kingdom - 5.5%
National Grid PLC 47,748 686
Pennon Group PLC 29,948 188
United Utilities Group PLC 17,895 276
1,150
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 63.1%
Alliant Energy Corp. 2,996 202
Ameren Corp. 2,946 308
American Electric Power Co., Inc. 5,157 580
American Tower Corp.(ö) 2,354 453
American Water Works Co., Inc. 2,291 319
Atmos Energy Corp. 1,307 223
CenterPoint Energy, Inc. 6,487 252
Cheniere Energy, Inc. 1,959 460
Consolidated Edison, Inc. 7 1
Crown Castle, Inc.(ö) 3,086 298
CSX Corp. 18,404 654
Dominion Energy, Inc. 7,439 455
DT Midstream, Inc. 1,397 158
Duke Energy Corp. 5,932 734
Entergy Corp. 3,796 354
Equinix, Inc.(ö) 260 204
Evergy, Inc. 5,894 448
Eversource Energy 5,033 358
Kinder Morgan, Inc. 8,149 231
NextEra Energy, Inc. 14,039 1,060
NiSource, Inc. 4,389 190
Norfolk Southern Corp. 2,345 704
ONEOK, Inc. 4,807 351
PG&E Corp. 23,559 355
PPL Corp. 6,729 250
Public Service Enterprise Group, Inc. 4,025 336
SBA Communications Corp.(ö) 1,848 357
Sempra 8,562 770
Targa Resources Corp. 1,691 283
TXNM Energy, Inc. 44 2
UGI Corp. 51 2
Union Pacific Corp. 2,952 698
WEC Energy Group, Inc. 2,168 248
Williams Cos., Inc. (The) 6,745 427
Xcel Energy, Inc. 6,636 535
13,260
Total Common Stocks
(cost $20,246) 20,912
Short-Term Investments - 0.3%
United States - 0.3%
U.S. Cash Management Fund(@) 57,479 (∞) 58
Total Short-Term Investments
(cost $58) 58
Total Investments - 99.8%
(identified cost $20,304) 20,970
Other Assets and Liabilities,
Net - 0.2%
35
Net Assets - 100.0%
21,005

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Active ETF 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
5.6%
Aena SME SA 05/13/25 EUR 32,153 26.89 865
878
Cellnex Telecom SA 05/13/25 EUR 3,655 37.19 136
127
Infrastrutture Wireless Italiane SpA 05/13/25 EUR 14,089 11.95 168 165
1,170
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 1,406 $ — $ —
$ —
$ 1,406
Canada 1,203 — —
—
1,203
France 810 — —
—
810
Germany 140 — —
—
140
Hong Kong 98 — —
—
98
Italy 319 — —
—
319
Japan 717 — —
—
717
Netherlands 171 — —
—
171
New Zealand 281 — —
—
281
Spain 1,005 — —
—
1,005
Switzerland 352 — —
—
352
United Kingdom 1,150 — —
—
1,150
United States 13,260 — —
—
13,260
Short-Term Investments — — — 58 58
Total Investments $ 20,912 $ — $ — $ 58 $ 20,970
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Schedule of Investments, continued — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
60 Global Infrastructure Active ETF
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
2,049 9. 7
Construction & Engineering ..............................................................
131 0.6
Data Center REITs .............................................................................
204 1.0
Electric Utilities .................................................................................
5,122 24.4
Gas Utilities .......................................................................................
355 1.7
Highways & Railtracks ......................................................................
1,637 7.8
Independent Power Producers & Energy Traders ..............................
140 0. 7
Integrated Telecommunication Services ............................................
292 1.4
Multi-Utilities ....................................................................................
3,399 16.2
Oil & Gas Storage & Transportation .................................................
2,930 13.9
Rail Transportation .............................................................................
2,762 13.1
Telecom Tower REITs ........................................................................
1,108 5.3
Water Utilities ....................................................................................
783 3.7
Short-Term Investments .......................................................
58 0.3
Total Investments ............................................................................... 20,970 99.8

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Fair Value of Derivative Instruments — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Active ETF 61
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency exchange contracts $ 3
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
See accompanying notes which are an integral part of the financial statements.
62 Global Infrastructure Active ETF
Statement of Assets and Liabilities — September 30, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 20,304
Investments, at fair value(>) ........................................................................................................................................................
20,970
Foreign currency holdings(^) ....................................................................................................................................................... 2
Receivables:
Dividends and interest ...................................................................................................................................................... 43
Total assets ...............................................................................................................................................................
21,015
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 10
Total liabilities ...........................................................................................................................................................
10
Net Assets ...............................................................................................................................................................
$ 21,005
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 713
Shares of beneficial interest .........................................................................................................................................................
8
Additional paid-in capital ............................................................................................................................................................
20,2 8 4
Net Assets ...............................................................................................................................................................
$ 21,005
(>)     Investments in affiliates, U.S. Cash Management Fund $ 58
(^)     Foreign currency holdings - cost $ 2
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 25.93
Net assets ............................................................................................................................................................................. $ 21,005,454
Shares outstanding ($.01 par value) ..................................................................................................................................... 810,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Active ETF 63
Statement of Operations — For the Period Ended September 30, 2025
(1)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 188
Dividends from affiliated funds ....................................................................................................................................... 1
Less foreign taxes withheld ............................................................................................................................................. (7)
Total investment income ..............................................................................................................................................................
182
Expenses
Advisory fees ................................................................................................................................................................... 33
Total expenses ..............................................................................................................................................................................
33
Net investment income (loss) .......................................................................................................................................................
149
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (104)
Foreign currency exchange contracts ............................................................................................................................... 3
Foreign currency-related transactions .............................................................................................................................. (2)
In-kind redemptions ......................................................................................................................................................... 40
Net realized gain (loss) ................................................................................................................................................................
(63)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 666
Net change in unrealized appreciation (depreciation) ................................................................................................................. 666
Net realized and unrealized gain (loss) ........................................................................................................................................ 603
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 752
(1)     For the period May 13, 2025 (inception date) to September 30, 2025.

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
See accompanying notes which are an integral part of the financial statements.
64 Global Infrastructure Active ETF
Statement of Changes in Net Assets
Amounts in thousands
For the Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 149
Net realized gain (loss) ................................................................................................................ (63)
Net change in unrealized appreciation (depreciation) ................................................................. 666
Net increase (decrease) in net assets from operations ....................................................................... 752
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 20,253
Total Net Increase (Decrease) in Net Assets ...................................................................
21,005
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 21,005
* Share transaction amounts (in thousands) for the period ended September 30, 2025 were as follows:
2025
(1)
Shares Dollars
Shares created 830 $ 20,761
Shares redeemed (20) (508)
Total increase (decrease)
810 $ 20,253
(1) For the period May 13, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Active ETF 65
Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
09/30/25
(ſ)
Per-Share Data
$ Net Asset Value, Beginning of Period 2 4 . 27
Income (loss) from investment operations:
$ Net Investment Income (Loss)
(ƥ)
.25
$ Net Realized and Unrealized Gain (Loss) 1 . 41
$ Total from Investment Operations 1 . 66
$ Net Asset Value, End of Period 25.93
% Total Return
(ǿ)
6.87
Ratios/Supplemental Data
$ Net Assets, End of Period (000) 21,005
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
.59
% Expenses, Net
(ɯ)
.59
% Net Investment Income
(ɯ)
2.63
% Portfolio Turnover Rate
(ǿ)(Ω)
2 4

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
See accompanying notes which are an integral part of the financial statements.
66 Global Infrastructure Active ETF
Related Party Transactions, Fees and Expenses
Accrued advisory fees payable to affiliates as of September 30, 2025 were $9,958.
Transactions (amounts in thousands) during the period ended September 30, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal period ended September 30, 2025, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, gains or losses from in-kind redemptions, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 372 $ 314 $ — $ — $ 58 $ 1 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 20,316,204 $ 878, 065 $ (224, 552 ) $ 653, 513
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 163,628 $ (104,612) $ 653,505 $ — $ — $ 712,521
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’s next taxable year.
September 30, 2025
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ — $ — $ —

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Active ETF 67
At September 30, 2025 , the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (39)
Additional paid-in capital
39
Federal Income Taxes, continued

Russell Investments Exchange Traded Funds
Notes to Schedules of Investments — September 30, 2025
68 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(ö) Real Estate Investment Trust (REIT).
(Ø) In default.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(
Š)
Value was determined using significant unobservable inputs .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
ADR - American Depositary Receipt
BDR - Brazilian Depository Receipts
GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt
AUD - Australian dollar
BRL - Brazilian real
CHF - Swiss franc
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
JPY - Japanese yen
USD - United States dollar

Russell Investments Exchange Traded Funds
Notes to Financial Highlights — September 30, 2025
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 69
(ſ) For the period May 13, 2025 (inception date) to September 30, 2025.
(ƣ) For the period May 29, 2025 (inception date) to September 30, 2025.
(ǿ) The total return and portfolio turnover rate for periods less than one year are not annualized.
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(ɯ) Periods less than one year are annualized.
(Ω) Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.

Russell Investments Exchange Traded Funds
Notes to Financial Statements — September 30, 2025
70 Notes to Financial Statements
1. Organization
Russell Investments Exchange Traded Funds (the “Trust” or “RIETF”) is a series investment company with five different investment portfolios referred to as funds. These financial statements report on each of these funds (each a “Fund” and collectively the “Funds”).
The Trust is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Delaware statutory trust under an Amended and Restated
Declaration of Trust dated February 24, 2025 (as amended, the “Declaration of Trust”), and the provisions of Delaware law governing the operation of a Delaware statutory trust. The Trust offers shares of beneficial interest (“Shares”) in the Funds. Each of the Funds is diversified. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal period ended September 30, 2025.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update
(“ASU”) 2023- 07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the new
standard impacted financial statement disclosures only and did not affect the Funds’ financial position or operating results.
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’ Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’ financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each
Funds’ Statement of Assets and Liabilities and Statement of Operations, respectively.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds.
With respect to a Fund’s investments that do not have readily available market quotations, the Board of Trustees (the “Board”)
has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
Notes to Financial Statements 71
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts and futures contracts that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
72 Notes to Financial Statements
applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
There were no Level 3 investments at the beginning or end of the period.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
Notes to Financial Statements 73
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other
Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of September 30, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Income Taxes Paid
The Funds did not pay any federal, state, or local taxes during the period ended September 30, 2025. Additionally, the Funds did not pay any material foreign income taxes during the period ended September 30, 2025. Accordingly, no disaggregated disclosure of income taxes paid by jurisdiction has been presented.
Dividends and Distributions to Shareholders
The Funds distribute substantially all of their net investment income and net capital gains to shareholders each year. The amount and frequency of income distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, in mid-December.
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
74 Notes to Financial Statements
Expenses
The Funds have a unitary advisory fee structure. Under the Funds’ unitary advisory fee structure, RIM pays all expenses of the Funds except for payments under a Fund’s 12b-1 plan, if any, interest expenses, dividend and interest expenses related to short sales, taxes, the expenses of other investment companies in which a Fund invests which are borne indirectly by the Fund, brokerage commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of a Fund, costs of holding shareholder meetings, costs of any securities lending program, any and all costs, fees and expenses, including legal fees, associated with litigation or potential litigation, any and all contingency fees paid to vendors out of amounts received by a Fund (for example, contingency fees paid to vendors for foreign tax reclaims and contingency fees paid to vendors for certain securities litigation recoveries) and any infrequent and/or unusual expenses. Each Fund’s unitary advisory fee is reported as “Advisory fees” in the Fund’s Statement of Operations. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of September 30, 2025. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, foreign currency exchange contracts and futures contracts. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., currency movements). By purchasing certain instruments, the

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
Notes to Financial Statements 75
Funds
Strategies
International Developed Equity Active ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Active ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Equity Active ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Infrastructure Active ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives.
Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures are traded or cleared on an exchange or central exchange clearing house. Exchange- traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange- traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the
Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker.
Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended September 30, 2025, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies, mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended September 30, 2025, the following Funds entered into FX contracts primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
76 Notes to Financial Statements
daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2025, the Global Equity Active ETF entered into futures contracts primarily for return enhancement, hedging and exposing cash to markets.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
Notes to Financial Statements 77
monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers.
Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments.
Guarantees
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions
Securities
During the period ended September 30, 2025, the Funds’ purchases and sales of investment securities (excluding short-term investments, derivatives and in-kind transactions) were as follows:
In-Kind Transactions
During the period ended September 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
Funds Purchases Sales
U.S. Small Cap Equity Active ETF $ 10,805,960 $ 7,916,218
International Developed Equity Active ETF 31,946,108 19,223,829
Global Equity Active ETF 50,085,007 35,622,625
Emerging Markets Equity Active ETF 47,888,991 6,911,833
Global Infrastructure Active ETF 4,739,627 3,701,398

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
78 Notes to Financial Statements
The in-kind creation and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.
4. Related Party, Fees and Expenses
Advisory
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for the Trust, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after the Trust has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
Russell Investments Fund Services, LLC (“RIFUS”), in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-
owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest any cash held in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund.
Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
The following shows the totals for advisory fees for the period ended September 30, 2025:
RIM has contractually agreed to waive a portion of its advisory fees for certain Funds. These arrangements are not part of the
Advisory Agreement with the Trust and may be changed or discontinued.
For the U.S. Small Cap Equity Active ETF, RIM has contractually agreed, until January 28, 2027, to waive 0.05% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended September 30, 2025 was $4,894.
Funds Purchases Sales
U.S. Small Cap Equity Active ETF $ 36,012,966 $ 2,794,235
International Developed Equity Active ETF 92,378,645 7,483,343
Global Equity Active ETF 200,805,367 6,420,346
Emerging Markets Equity Active ETF 19,941,418 —
Global Infrastructure Active ETF 19,775,470 503,532
Funds Asset Level Advisory (%)
U.S. Small Cap Equity Active ETF All Assets 0.69
International Developed Equity Active ETF All Assets 0.59
Global Equity Active ETF All Assets 0.59
Emerging Markets Equity Active ETF All Assets 0.79
Global Infrastructure Active ETF All Assets 0.59
Funds
Advisory
U.S. Small Cap Equity Active ETF
$ 67,534
International Developed Equity Active ETF
144,975
Global Equity Active ETF
325,383
Emerging Markets Equity Active ETF
130,876
Global Infrastructure Active ETF
33,459

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
Notes to Financial Statements 79
For the International Developed Equity Active ETF, RIM has contractually agreed, until January 28, 2027, to waive 0.10% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended September 30, 2025 was $24,572.
For the Global Equity Active ETF, RIM has contractually agreed, until January 28, 2027, to waive 0.10% of its advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended September 30, 2025 was $55,150.
For the Emerging Markets Equity Active ETF, RIM has contractually agreed, until January 28, 2027, to waive 0.15% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended September 30, 2025 was $24,850.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended September 30, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule
17a-7 of the Investment Company Act.
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIETF, Russell Investment Company (“RIC”), Russell Investment Funds
(“RIF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy Infrastructure
Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIETF, RIC, RIF, RISCF, and RINEIF. The Russell
Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended September 30, 2025, the total compensation paid to the Trustees by the Russell Investments fund complex was $935,833.
5. Federal Income Taxes
As of September 30, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Capital Share Transactions
The Trust issues and redeems Shares of each Fund only in aggregations of a specified number of Shares of a Fund (“Creation
Units”) at NAV. Only investors who are authorized to deal in Creation Units (“Authorized Participants”) may engage in creation
No Expiration
Funds Short Term Long Term Total
U.S. Small Cap Equity Active ETF
$ 373,599 $ — $ 373,599
International Developed Equity Active ETF
607,265 — 607,265
Global Equity Active ETF
439,317 — 439,317
Emerging Markets Equity Active ETF
226,614 — 226,614
Global Infrastructure Active ETF
104,612 — 104,612

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — September 30, 2025
80 Notes to Financial Statements
or redemption transactions directly with a Fund. Once created, Shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. Secondary market transactions may be subject to brokerage commissions. Shares of the
Funds are listed and traded on The NASDAQ Stock Market, LLC, trade at market prices rather than NAV, and may trade at a price greater than NAV (premium), or less than NAV (discount). Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units for a Fund is generally in exchange for cash or in certain circumstances, a basket of securities and/or instruments together with a deposit of a specified cash payment (collectively, the “Fund Deposit”).
Creation Units may be created in advance of the receipt by a Fund of all or a portion of the Fund Deposit. In such cases, the
Authorized Participant will remain liable for any missing portion(s) of the Fund Deposit and the Trust may assess collateral consisting of cash at least equal to a percentage of the marked to market value of such missing portion(s) that is specified in the written agreement between the Trust and the Authorized Participant. A Fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. A Fund will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Fund’s transfer agent and deposited into the Fund. Collateral amounts, if any, are reflected in each Fund’s Statement of Assets and Liabilities.
A transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation
Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The
Funds may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-
standard orders and whole or partial cash purchases or redemptions. Specifically, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and other impact expenses associated with the cash transaction.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following Fund name changes, effective
October 1, 2025:
• U.S. Small Cap Equity Active ETF was renamed Russell Investments U.S. Small Cap Equity ETF.
• International Developed Equity Active ETF was renamed Russell Investments International Developed Equity ETF.
• Global Equity Active ETF was renamed Russell Investments Global Equity ETF.
• Emerging Markets Equity Active ETF was renamed Russell Investments Emerging Markets Equity ETF.
• Global Infrastructure Active ETF was renamed Russell Investments Global Infrastructure ETF.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 81
To the Board of Trustees of Russell Investments Exchange Traded Funds and Shareholders of the U.S. Small Cap Equity Active
ETF, International Developed Equity Active ETF, Global Equity Active ETF, Emerging Markets Equity Active ETF and Global
Infrastructure Active ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting Russell Investments Exchange Traded Funds, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
U.S. Small Cap Equity Active ETF (1)
International Developed Equity Active ETF (1)
Global Equity Active ETF (2)
Emerging Markets Equity Active ETF (2)
Global Infrastructure Active ETF (1)
(1) Statement of operations, statement of changes in net assets and the financial highlights for the period May 13, 2025
(inception date) to September 30, 2025
(2) Statement of operations, statement of changes in net assets and the financial highlights for the period May 29, 2025
(inception date) to September 30, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Report of Independent Registered Public Accounting Firm
82 Report of Independent Registered Public Accounting Firm
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Seattle, WA
November 17, 2025
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

Russell Investments Exchange Traded Funds
Tax Information — September 30, 2025 (Unaudited)
Tax Information 83
For the tax year ended September 30, 2025, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended September 30, 2025, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year
2025.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended September 30, 2025:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended September 30,
2025. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Small Cap Equity Active ETF
100.0%
International Developed Equity Active ETF
—%
Global Equity Active ETF
58.1%
Emerging Markets Equity Active ETF
—%
Global Infrastructure Active ETF
58.7%
U.S. Small Cap Equity Active ETF
$ —
International Developed Equity Active ETF
—
Global Equity Active ETF
—
Emerging Markets Equity Active ETF
—
Global Infrastructure Active ETF
—
Funds
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Equity Active ETF $ 53,847 $ 0.0150 $ 558,170 $ 0.1550
Emerging Markets Equity Active ETF 60,834 0.0253 462,040 0.1925

Russell Investments Exchange Traded Funds
Affiliated Brokerage Transactions — September 30, 2025 (Unaudited)
84 Affiliated Brokerage Transactions
As discussed in Note 4 in the Notes to Financial Statements, substantially all of the equity transactions that RIM effects for the
Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of
RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended
September 30, 2025 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions
("FX Fees").
Funds Affiliated Broker
Total
Commissions RIIS Net RIIS FX Fees
U.S. Small Cap Equity Active ETF RIIS $ 16,952 $ 12,865 $
—
International Developed Equity Active ETF RIIS 25,922 20,981 2,026
Global Equity Active ETF RIIS 29,132 23,822 2,912
Emerging Markets Equity Active ETF RIIS 16,995 9,848 375
Global Infrastructure Active ETF RIIS 2,603 2,153 278

Russell Investments Exchange Traded Funds
Basis for Approval of Investment Advisory Agreements — (Unaudited)
Basis for Approval of Investment Advisory Agreements 85
Initial Approval of Money Manager Agreements
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, initially approve the advisory agreement between the U.S. Small Cap Equity Active ETF (renamed the Russell
Investments U.S. Small Cap Equity ETF on October 1, 2025), International Developed Equity Active ETF (renamed the Russell
Investments International Developed Equity ETF on October 1, 2025), Global Equity Active ETF (renamed the Russell Investments
Global Equity ETF on October 1, 2025), Emerging Markets Equity Active ETF (renamed the Russell Investments Emerging Markets
Equity ETF on October 1, 2025) and Global Infrastructure Active ETF (renamed the Russell Investments Global Infrastructure ETF on October 1, 2025) (each, a “Fund”) and Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”), and the portfolio management contracts with each Money Manager of the Funds (collectively, the “Money Manager Agreements,” and together with the RIM Agreement, the “Agreements”) and, thereafter, to approve the continuation of each Agreement on at least an annual basis, and that the terms and conditions of each Agreement provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, initially considered and approved the Agreements for each Fund at a meeting held in person on February 25, 2025 (the “Agreement Evaluation Meeting”). In preparation for the evaluation of the Agreements, the Board, including the Independent Trustees, considered with respect to each Fund: (1) information and reports prepared by RIM relating to the services proposed to be provided by RIM (and its affiliates) and the Money Managers to the Fund; (2) (a) information prepared by a nationally recognized independent provider of investment company information (the “Third-Party Provider”) setting forth the advisory fees and expenses of actively managed exchange-traded funds (“ETFs”) not managed by RIM in separate peer groups selected by the Third-Party Provider as generally comparable in investment objective and regarded by the Third-Party
Provider as appropriate for fee and expense comparisons (a “Third-Party Peer Group”) and (b) information prepared by RIM setting forth the advisory fees and expenses of other ETFs not managed by RIM in separate peer groups selected by RIM as generally comparable in investment objective and regarded by RIM as appropriate for fee and expense comparisons (a “RIM Peer Group”);
and (3) presentations made by RIM to the Trustees prior to and at the Agreement Evaluation Meeting in connection with its evaluation of the Agreements. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’
evaluations also reflected the knowledge and familiarity gained as Board members of other RIM-managed funds (the “Other
RIM-Managed Funds”) for which the Board has supervisory responsibility with respect to, among other things, RIM (including
RIM’s ownership and resources) and services provided by RIM, RIM’s affiliates and the Money Managers. The Independent
Trustees received a memorandum discussing their responsibilities in considering the Agreements from their independent counsel
(“Independent Counsel”).
Based upon the Agreement Evaluation Information, the Trustees considered, with respect to each Fund, various specific factors in evaluating approval of the Agreements, including the following:
1. The nature, scope, and overall quality of the investment management and other services expected to be provided to the Fund by
RIM;
2. The unitary advisory fee to be paid by the Fund to RIM (“Advisory Fee”) and that, under the unitary advisory fee structure, RIM will pay substantially all of the Fund’s expenses out of the Advisory Fee it receives from the Fund, with certain exceptions set forth in the Fund’s prospectus and RIM Agreement;
3. Information provided by RIM as to other fees and benefits expected to be received by RIM or its affiliates from the Fund, including any fees received for the administration of the fund in which the Fund invests its uninvested cash, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to projected expenses to be incurred by the Fund; and
5. Information provided by RIM as to the projected profits that RIM expects to derive from its operations with respect to the Fund.
Each Fund will have a unitary fee whereby RIM will pay substantially all of the Fund’s expenses out of the Advisory Fee it receives from the Fund, with certain exceptions set forth in the RIM Agreement. Therefore, each Fund’s total expense ratio is the same as its Advisory Fee. In considering the Advisory Fees of the Funds, the Board reviewed information comparing, among other things, the Advisory Fee of each Fund to the median total expense ratio of its RIM Peer Group and its Third-Party Peer Group. The
Board focused on comparisons of the Funds’ Advisory Fees to the total expense ratios of the RIM Peer Groups and Third-Party

Russell Investments Exchange Traded Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
86 Basis for Approval of Investment Advisory Agreements
Peer Groups because each Fund’s Advisory Fee is a unitary fee, whereas certain constituents of the RIM Peer Groups and Third-
Party Peer Groups do not have a unitary fee structure. The Board considered RIM’s explanations of the differences between the constituents of the RIM Peer Groups and the Third-Party Peer Groups, including that many of the funds in the Third-Party Peer
Groups were excluded from the RIM Peer Groups because they are structured as pure quantitative or factor-based ETFs, which have lower fees. The Board considered the Advisory Fees of the Funds relative to the median total expense ratios of their respective RIM
Peer Groups and Third-Party Peer Groups on an actual basis (i.e., giving effect to any fee waivers or expense caps).
The Board considered that the U.S. Small Cap Equity Active ETF, International Developed Markets Equity Active ETF and
Emerging Markets Equity Active ETF each had a net Advisory Fee and therefore a total expense ratio that was lower than the median total expense ratio of its RIM Peer Group, and the Global Equity Active ETF and Global Infrastructure Active ETF each had an Advisory Fee and therefore a total expense ratio that was above the median total expense ratio of its RIM Peer Group by 3 and 5 basis points, respectively. The Board further considered that the International Developed Markets Equity Active ETF and
Emerging Markets Active ETF each had a net Advisory Fee and therefore a total expense ratio that was lower than the median total expense ratio of its Third-Party Peer Group, the Global Equity Active ETF had an Advisory Fee and therefore a total expense ratio that was equal to the median total expense ratio of its Third-Party Expense Group, and the U.S. Small Cap Equity Active ETF and
Global Infrastructure Active ETF each had an Advisory Fee and therefore a total expense ratio that was 4 basis points higher than the median total expense ratio of its Third-Party Peer Group. The Board considered the reasons for RIM’s belief that the Advisory
Fee of each Fund is reasonable, including that the Funds are new with no existing shareholders, that RIM believes the Funds are competitively priced to attract assets, the active ETF market is relatively new and the number of peer funds is relatively small and, for Funds with Advisory Fees and that are higher than the median total expense ratio of their respective RIM Peer Groups or Third-
Party Peer Groups, the Advisory Fees are not materially higher. The Board noted RIM that will continue to monitor developments as new actively managed ETFs enter the market and as trends in advisory fees may develop.
In considering the unitary structure of the Advisory Fee and whether economies of scale may be realized, the Board noted that the
Advisory Fees were set assuming economies of scale at lower asset levels and will remain fixed even if a Fund’s operating expenses increase.
The Board also considered RIM’s explanation that it has no other large institutional clients or other investment company or non-
investment company clients with investment strategies comparable to the Funds, as the investment management process for the
Funds is different than that used for other clients.
The Board noted that at the time of the Agreement Evaluation Meeting, the Funds had not yet commenced operations and, therefore, no performance data was available for the Funds.
On the basis of the Agreement Evaluation Information and other information previously received by the Board or presented at or in connection with the Agreement Evaluation Meeting by RIM, the Board found with respect to each Fund, after giving effect to any applicable advisory fee waivers: (1) the Advisory Fee to be charged by RIM was acceptable in light of the nature, scope and overall quality of the investment management and other services expected to be provided to the Fund and the Fund expenses that RIM will pay; (2) the relative Advisory Fee of each Fund was comparable to the expense ratio median of its RIM Peer Group and Third-Party
Peer Group; (3) other benefits and fees expected to be received by RIM or its affiliates from the Fund were not excessive; and (4)
RIM’s projected profitability with respect to the Fund was not considered to be excessive in light of the expected nature, scope and overall quality of the investment management and other services to be provided by RIM.
After considering the foregoing and other relevant factors, the Board concluded with respect to each Fund that approval of the RIM
Agreement would be in the best interest of such Fund and its shareholders and voted to approve the RIM Agreement.
At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of the Money Manager Agreements, the Board received and considered information from RIM reporting, among other things, for each Money Manager: RIM’s assessment of the performance of each Money Manager over various periods; any significant business relationships between the Money Manager and
RIM; and RIM’s recommendation with respect to the Money Managers’ fee rates. The Board also received certifications from the
Funds’ Chief Compliance Officer that she reviewed and approved certain policies and procedures for each Money Manager and determined that such policies and procedures are reasonably designed to prevent violations of the federal securities laws by such
Money Manager with respect to the services it is to provide to the Funds, respectively.

Russell Investments Exchange Traded Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 87
RIM advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the Money Manager
Agreements because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIM; RIM is aware of the standard fees charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable, the Board’s findings as to the acceptability of the Advisory Fee to be paid by each Fund and the fact that each Money Manager’s fee will be paid by RIM.
Based substantially upon RIM’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees proposed to be paid by RIM to the Money Managers of each Fund are acceptable in light of RIM’s assessment of the expected quality of the investment advisory services to be provided and voted to approve the Money Manager Agreements with each Money Manager of each Fund.
* * * *
At a meeting held in person on April 22, 2025 (the “April Agreement Evaluation Meeting”), prior to the launch of the Funds, the
Board, including all of the Independent Trustees, considered and approved an amended and restated advisory agreement between each Fund and RIM (the “A&R RIM Agreement”). RIM advised the Board that the A&R RIM Agreement was being proposed to make certain clarifying changes and did not impact the services to be provided to the Funds or the fee schedule under the RIM
Agreement.
In preparation for the April Agreement Evaluation Meeting, the Independent Trustees advised RIM of their intention to rely upon the Agreement Evaluation Information from the February Agreement Evaluation Meeting in their evaluation of the A&R RIM
Agreement if and to the extent the Existing Agreement Evaluation Information continued to be accurate and complete as of the
April Agreement Evaluation Meeting and requested that RIM provide any updated and additional information needed for the Board to consider whether the A&R RIM Agreement should be approved. RIM provided updates to previously provided Agreement
Evaluation Information related to RIM’s anticipated profitability and Fund transactions to be executed by an affiliate of RIM and confirmed that the other Agreement Evaluation Information remained materially accurate.
The Independent Trustees considered the memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the initial approval of the RIM Agreement at the February Agreement Evaluation Meeting. Prior to voting at the April Agreement Evaluation Meeting, the Independent Trustees met in executive session with Independent Counsel, at which no representatives of RIM or Fund management were present, to review the Agreement Evaluation Information received prior to and at the April Evaluation Meeting.
The Board’s evaluation of the A&R RIM Agreement reflected the Agreement Evaluation Information, as supplemented by RIM through the date of the April Agreement Evaluation Meeting, and the findings made by the Board in respect of the RIM Agreement at the February Agreement Evaluation Meeting. The Board noted the short period of time since the February Agreement Evaluation
Meeting and that information provided by RIM to update and supplement the Existing Agreement Evaluation Information through the date of the April Agreement Evaluation Meeting did not affect the conclusions reached by the Board at the February Agreement
Evaluation Meeting
On the basis of the Agreement Evaluation Information and other information previously received by the Board or presented at or in connection with the February Agreement Evaluation Meeting and the April Agreement Evaluation Meeting, the Board found with respect to each Fund, after giving effect to any applicable advisory fee waivers: (1) the Advisory Fee to be charged by RIM was acceptable in light of the nature, scope and overall quality of the investment management and other services expected to be provided to the Fund and the Fund expenses that RIM will pay; (2) the relative expense ratio of each Fund was comparable to the median of its RIM Peer Group and Third-Party Peer Group; (3) other benefits and fees expected to be received by RIM or its affiliates from the Fund were not excessive; and (4) RIM’s projected profitability with respect to the Fund was not considered to be excessive in light of the expected nature, scope and overall quality of the investment management and other services to be provided by RIM.
After considering the foregoing and other relevant factors, the Board concluded with respect to each Fund that approval of the A&R
RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the A&R RIM Agreement.

Russell Investments Exchange Traded Funds
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
88 Basis for Approval of Investment Advisory Agreements
Subsequent Approval of Money Manager Agreements
At a Board meeting held on March 25, 2025, the Board received proposals from RIM to approve new portfolio management contracts for the Global Infrastructure Active ETF (renamed the Russell Investments Global Infrastructure ETF on October 1, 2025)
and the Emerging Markets Equity Active ETF (renamed the Russell Investments Emerging Markets Equity ETF on October 1,
2025) (collectively, the “Money Manager Agreements”).
With respect to the evaluation of the terms of the Money Manager Agreements, the Board received and considered information from
RIM reporting, among other things, for each Money Manager: RIM’s assessment of the performance of each Money Manager over various periods; any significant business relationships between the Money Manager and RIM; and RIM’s recommendation with respect to the Money Managers’ fee rates. The Board also received certifications from the Funds’ Chief Compliance Officer that she reviewed and approved certain policies and procedures for each Money Manager and determined that such policies and procedures are reasonably designed to prevent violations of the federal securities laws by such Money Manager with respect to the services it is to provide to the Funds, respectively.
RIM advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the Money Manager
Agreements because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIM; RIM is aware of the standard fees charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable, the Board’s findings as to the acceptability of the Advisory Fee to be paid by each Fund and the fact that each Money Manager’s fee will be paid by RIM.
Based substantially upon RIM’s recommendations, together with their findings at prior meetings, including the Agreement Evaluation
Meeting, the Board concluded that the fees proposed to be paid by RIM to the Money Managers of each Fund are acceptable in light of RIM’s assessment of the expected quality of the investment advisory services to be provided and voted to approve the Money
Manager Agreements with each Money Manager of each Fund.

Russell Investments Exchange Traded Funds
Adviser, Money Managers and Service Providers — September 30, 2025
(Unaudited)
Adviser, Money Managers and Service Providers 89
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer & Chief
Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Transfer and Dividend Disbursing Agent
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Custodian and Fund Accountant
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor and Principal Underwriter
Foreside Fund Services, LLC
190 Middle Street
Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Small Cap Equity Active ETF
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Equity Active ETF
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Active ETF
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Sanders Capital, LLC, West Palm Beach, FL
Wellington Management Company LLP, Boston, MA
Emerging Markets Equity Active ETF
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Global Infrastructure Active ETF
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London W1S 1AA, UK and
Cohen & Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Barangaroo,
Australia
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investments Exchange Traded Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investments Ex-
change Traded Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investments Exchange Traded Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investments Exchange Traded Funds
Date:  November 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investments Exchange Traded Funds
Date:  November 19, 2025

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investments Exchange Traded Funds
Date:  November 19, 2025